UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds (fka Strategic Partners Asset Allocation Funds)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2007

Date of reporting period:	10/31/2006

Item 1. Schedule of Investments

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 105.4%
COMMON STOCKS 41.6%

Advertising
3,530	Marchex, Inc. (Class B Stock) (a)	$50,055

Aerospace 1.0%
740	Alliant Techsystems, Inc. (a)	57,135
2,710	Be Aerospace, Inc. (a)	68,509
1,600	Boeing Co. (The)	127,776
520	DRS Technologies, Inc.	22,994
7,458	General Dynamics Corp.	530,264
7,519	Lockheed Martin Corp.	653,627
2,725	Moog, Inc. (Class A Stock) (a)	101,642
9,055	United Technologies Corp.	595,095

		2,157,042

Aerospace & Defense 0.5%
950	Goodrich Corp.	41,885
1,210	Heico Corp.	43,899
400	Honeywell International, Inc.	16,848
9,900	Northrop Grumman Corp.	657,261
5,800	Raytheon Co.	289,710

		1,049,603

Airlines
1,400	Continental Airlines, Inc. (Class B Stock)	51,632

Apparel Manufacturers
2,910	Carter’s, Inc. (a)	82,149

Auto Components 0.2%
3,400	Johnson Controls, Inc.	277,236
1,000	Magna International, Inc. (Class A Stock)	74,800

		352,036

Auto Parts & Related 0.1%
8,300	Autonation, Inc. (a)	166,415

Auto Related
1,460	Keystone Automotive Industries, Inc. (a)	56,152

Automobile Manufacturers 0.4%
5,000	General Motors Corp.	174,600
4,766	Toyota Motor Corp., ADR (Japan)	562,388
700	Winnebago Industries, Inc.	23,303

		760,291

Automotive Parts 0.2%
600	Advance Auto Parts, Inc.	21,012
2,600	Autoliv, Inc.	147,862
700	Navistar International Corp. (a)	19,411
3,400	Paccar, Inc.	201,314

		389,599

1

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Beverages 0.4%
2,400	Anheuser-Busch Cos., Inc.	$113,808
100	Coca-Cola Co. (The)	4,672
10,050	Coca-Cola Enterprises, Inc.	201,301
1,690	Hansen Natural Corp. (a)	53,658
11,604	Heinekin NV, ADR (Netherlands)	262,966
3,123	PepsiCo, Inc.	198,123

		834,528

Biotechnology 0.9%
6,850	Amgen, Inc. (a)	519,983
12,429	Genentech, Inc. (a)	1,035,336
4,258	Genzyme Corp. (a)	287,458
7,000	Millennium Pharmeceuticals, Inc. (a)	81,900

		1,924,677

Broadcast & Cable/Satellite TV 0.1%
3,500	Clear Channel Communications, Inc.	121,975

Broadcasting
500	Liberty Media Holding Corp.- Capital, (a)Series A	44,530

Building Products 0.2%
2,185	Lennox International, Inc.	58,908
9,500	Masco Corp.	262,675

		321,583

Business Services 0.2%
1,000	Administaff, Inc.	34,450
970	Ctrip.com International Ltd., ADR (Cayman Islands)	47,530
3,000	Manpower, Inc.	203,310
1,700	MPS Group, Inc. (a)	25,925
425	WESCO International, Inc. (a)	27,740

		338,955

Capital Markets
1,400	SEI Investments Co.	78,792

Chemicals 0.7%
605	Cytec Industries, Inc.	33,511
12,400	Dow Chemical Co.	505,796
4,100	Eastman Chemical Co.	249,772
1,800	PPG Industries, Inc.	123,120
4,400	Praxair, Inc.	265,100
3,200	Rohm & Haas Co.	165,824
1,300	Valspar Corp.	34,827

		1,377,950

Clothing & Apparel 0.1%
1,300	Coach, Inc. (a)	51,532
4,280	Iconix Brand Group, Inc. (a)	79,779

2

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
2,100	Phillips-Van Heusen Corp.	$96,096

		227,407

Commercial Banks 0.3%
1,350	Colonial BancGroup, Inc. (The)	32,184
3,900	Comerica, Inc.	226,941
1,800	First Horizon National Corp.	70,776
6,700	KeyCorp	248,838
1,300	UnionBanCal Corp.	74,854

		653,593

Commercial Services 0.6%
3,415	Aaron Rents, Inc.	84,965
525	Dollar Thrifty Automotive Group, Inc. (a)	21,084
4,520	FirstService Corp. (Canada)(a)	108,209
1,450	Healthcare Services Group, Inc.	39,411
3,090	Healthspring, Inc. (a)	62,233
2,100	HMS Holding Corp. (a)	28,854
1,415	McGrath Rentcorp	38,205
3,900	McKesson Corp.	195,351
715	Monro Muffler Brake, Inc.	27,120
2,800	Moody’s Corp.	185,640
225	On Assignment, Inc. (a)	2,554
3,700	Pharmaceutical Product Development, Inc.	117,105
4,420	Rollins, Inc.	95,649
1,920	Steiner Leisure Ltd. (a)	87,629
3,640	Team, Inc. (a)	116,152
700	United Rentals, Inc. (a)	16,583
475	Universal Technical Institute, Inc. (a)	9,490

		1,236,234

Commercial Services & Supplies
980	Avis Budget Group (a)	19,394

Computer Hardware 0.6%
9,000	Cadence Design System, Inc. (a)	160,740
3,500	Computer Sciences Corp. (a)	184,975
1,700	Dell, Inc.	41,361
3,400	IBM Corp.	313,922
3,450	Oracle Corp. (a)	63,721
9,100	Synopsys, Inc. (a)	204,841
850	Tyler Technologies, Inc. (a)	12,062
9,600	Western Digital Corp. (a)	175,488

		1,157,110

Computer Networking
2,880	Atheros Communications (a)	62,582

Computer Services & Software 0.1%
1,630	Advent Software, Inc. (a)	60,342
1,510	American Reprographics Co. (a)	53,605
475	Blackbaud, Inc.	11,875
665	Micros Systems, Inc. (a)	33,037

3

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
3,770	The9 Ltd., ADR (China)(a)	$89,010

		247,869

Computer Software 0.1%
800	DST Systems, Inc.	49,432
3,900	Intuit, Inc. (a)	137,670

		187,102

Computers & Peripherals 0.1%
47,300	Sun Microsystems, Inc. (a)	256,839

Conglomerates
600	Textron, Inc.	54,558

Construction 0.2%
650	D.R. Horton, Inc.	15,229
600	Dycom Industries, Inc. (a)	13,986
1,700	Hovnanian Enterprises, Inc. (Class A Stock) (a)	52,445
4,291	KB Home	192,838
325	M/I Homes, Inc.	11,674
1,300	Meritage Homes Corp. (a)	59,514
2,600	Standard - Pacific Corp.	62,998
1,600	Toll Brothers, Inc. (a)	46,256

		454,940

Consumer Products & Services 1.3%
11,650	Altria Group, Inc.	947,494
1,000	American Greetings Corp. (Class A Stock)	23,910
2,140	Central Garden & Pet Co. (a)	106,936
1,700	Elizabeth Arden, Inc. (a)	29,648
21,468	Procter & Gamble Co.	1,360,857
1,800	Scotts Miracle-Gro Co., (The) (Class A Stock)	89,028
1,400	Snap-On, Inc.	65,842

		2,623,715

Distribution/Wholesale 0.1%
1,850	MWI Veterinary Supply, Inc. (a)	61,994
1,575	Watsco, Inc.	78,435

		140,429

Diversified
1,500	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	55,065
900	Kenexa Corp. (a)	28,917

		83,982

Diversified Financial Services 0.2%
3,900	E*Trade Financial Corp. (a)	90,792
8,000	JPMorgan Chase & Co.	379,520

		470,312

Diversified Manufacturing Operations 0.3%
14,050	Hewlett-Packard Co.	544,297

4

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Electric Utilities 0.4%
6,750	CMS Energy Corp. (a)	$100,507
4,600	Exelon Corp.	285,108
6,900	FPL Group, Inc.	351,900
5,250	Sierra Pacific Resources (a)	79,590

		817,105

Electrical Equipment
625	General Cable Corp. (a)	23,500

Electronic Components 0.4%
500	Agilent Technologies, Inc. (a)	17,800
600	Arrow Electronics, Inc. (a)	17,910
2,700	Checkpoint Systems, Inc. (a)	49,167
1,500	Emerson Electric Co.	126,600
1,700	Energizer Holdings, Inc. (a)	132,855
3,000	FLIR Systems, Inc. (a)	95,820
1,000	Harman International Industries, Inc.	102,350
1,900	Pike Electric Corp. (a)	35,055
11,700	Sanmina-SCI Corp. (a)	46,215
11,610	SRS Labs, Inc. (a)	73,259
500	Waters Corp. (a)	24,900

		721,931

Electronics
2,200	Benchmark Electronics, Inc. (a)	58,410

Energy Equipment & Services 0.2%
500	Dril-Quip, Inc. (a)	19,690
5,500	GlobalSantaFe Corp.	285,450
500	Holly Corp.	23,780
1,000	Tidewater, Inc.	49,730

		378,650

Engineering/Construction
1,500	URS Corp. (a)	60,615

Entertainment & Leisure 0.4%
8,438	Century Casinos, Inc. (a)	87,165
5,417	Las Vegas Sands, Inc. (a)	412,775
1,310	Life Time Fitness, Inc. (a)	67,504
300	Mattel, Inc.	6,789
900	Pinnacle Entertainment, Inc. (a)	27,234
500	Sabre Holdings Corp.	12,710
4,050	Scientific Games Corp. (Class A Stock) (a)	113,522

		727,699

Environmental Services 0.2%
5,200	Allied Waste Industries, Inc. (a)	63,180
2,600	Republic Services, Inc.	106,626
1,495	Waste Connections, Inc. (a)	60,832
3,100	Waste Management, Inc.	116,188

		346,826

5

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Exchange Traded Funds 0.2%
10	iShares Russell 1000 Value Index Fund	$795
2,200	iShares Russell 2000 Growth Index Fund	169,554
2,489	iShares Russell 2000 Value Index Fund	192,773

		363,122

Farming & Agriculture 0.3%
14,888	Monsanto Co.	658,347

Financial - Bank & Trust 2.1%
300	AmSouth Bancorp	9,066
2,750	Astoria Financial Corp.	79,778
24,153	Bank of America Corp.	1,301,122
1,200	BankUnited Financial Corp. (Class A Stock)	32,364
100	BB&T Corp.	4,352
13,500	Hudson City Bancorp, Inc.	185,355
3,400	Marshall & Ilsley Corp.	162,996
915	MB Financial, Inc.	32,995
1,600	North Fork Bancorp, Inc.	45,728
900	Oriental Financial Group, Inc.	10,764
1,700	Pacific Capital Bancorp	52,292
800	Regions Financial Corp.	30,360
2,100	State Street Corp.	134,883
1,500	Sterling Financial Corp.	49,890
2,200	TCF Financial Corp.	57,266
10,300	U.S. Bancorp	348,552
13,648	UBS AG (Switzerland)(a)	816,696
675	UCBH Holdings, Inc.	11,570
1,500	Wachovia Corp.	83,250
25,270	Wells Fargo & Co.	917,048
300	Zions Bancorp	24,120

		4,390,447

Financial - Brokerage 0.1%
500	MGIC Investment Corp.	29,380
700	TD Ameritrade Holding Corp.	11,529
4,850	Tradestation Group, Inc. (a)	75,903

		116,812

Financial Services 2.8%
900	Accredited Home Lenders Holding Co. (a)	27,540
400	Affiliated Managers Group, Inc. (a)	40,056
6,400	AmeriCredit Corp. (a)	163,648
1,260	Ameriprise Financial, Inc.	64,890
2,200	Asset Acceptance Capital Corp. (a)	39,182
200	Associated Banc-Corp.	6,568
504	Calamos Asset Management, Inc.	14,727
150	Capital One Financial Corp.	11,900
3,500	CIT Group, Inc.	182,175
23,750	Citigroup, Inc.	1,191,300
2,500	Eaton Vance Corp.	77,600
875	Financial Federal Corp.	24,080

6

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
1,100	First Cash Financial Services, Inc. (a)	$23,771
2,080	First Mercury Financial Corp. (a)	43,056
700	Franklin Resources, Inc.	79,772
5,674	Goldman Sachs Group, Inc.	1,076,868
750	Greenhill & Co, Inc.	50,955
819,000	Industrial And Commercial Bank of China (China) (a)	366,471
950	International Securities Exchange, Inc.	48,783
2,170	Investment Technology Group, Inc. (a)	101,339
3,100	Jefferies Group, Inc.	89,063
11,108	Lehman Brothers Holdings, Inc.	864,647
2,100	Merrill Lynch & Co., Inc.	183,582
5,150	Morgan Stanley	393,614
2,390	Optionsxpress Holding, Inc.	74,281
2,190	Portfolio Recovery Associates, Inc. (a)	102,098
1,175	PrivateBancorp, Inc.	48,257
4,097	Raymond James Financial, Inc.	130,530
300	Student Loan Corp. (The)	62,100
2,000	T. Rowe Price Group, Inc.	94,620
3,600	Western Union Co. (a)	79,380

		5,756,853

Food & Staples Retailing
6,120	SunOpta, Inc. (a)	60,282

Food Products 0.2%
7,177	Archer-Daniels-Midland Co.	276,315
2,800	Sara Lee Corp.	47,880
6,480	Unilever PLC, ADR (United Kingdom)	157,334

		481,529

Foods 0.1%
375	Corn Products International, Inc.	13,571
400	H.J. Heinz Co.	16,864
1,900	Kraft Foods, Inc. (Class A Stock)	65,360
3,500	Kroger Co. (The)	78,715
550	Sysco Corp.	19,239

		193,749

Healthcare Equipment & Supplies 0.1%
1,080	Arthrocare Corp. (a)	43,643
2,190	Cutera, Inc. (a)	62,393
1,920	Kyphon, Inc. (a)	75,840

		181,876

Healthcare Providers & Services 0.3%
2,200	Caremark Rx, Inc.	108,306
1,500	Cigna Corp.	175,470
2,700	HCA, Inc.	136,404
15,700	Tenet Healthcare Corp. (a)	110,842

		531,022

Healthcare Services 1.2%
325	Amedisys, Inc. (a)	13,185

7

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
2,200	AMERIGROUP Corp. (a)	$65,912
400	Biogen Idec, Inc. (a)	19,040
1,900	Centene Corp. (a)	44,821
1,700	Covance, Inc. (a)	99,450
10,420	Five Star Quality Care, Inc. (a)	107,430
1,500	Healthways, Inc. (a)	63,525
3,200	Humana, Inc. (a)	192,000
1,375	LHC Group, Inc. (a)	33,853
1,350	Pediatrix Medical Group, Inc. (a)	60,656
6,880	Solexa, Inc. (a)	70,451
1,900	Sunrise Senior Living, Inc. (a)	59,299
28,003	UnitedHealth Group, Inc.	1,365,986
2,550	WellPoint, Inc. (a)	194,616

		2,390,224

Healthcare-Products
1,400	Dade Behring Holdings, Inc.	51,002

Hotels & Motels 0.7%
2,600	Choice Hotels International, Inc.	108,992
2,100	Marriott International, Inc. (Class A Stock)	87,717
11,940	MGM Mirage (a)	513,659
2,688	Station Casinos, Inc.	162,086
6,900	Wynn Resorts Ltd. (a)	507,426

		1,379,880

Hotels, Restaurants & Leisure 0.3%
2,600	Carnival Corp.	126,932
1,770	Harrah’s Entertainment, Inc.	131,564
4,950	McDonald’s Corp.	207,504
1,960	Wyndham Worldwide Corp. (a)	57,820

		523,820

Household Durables 0.4%
2,300	Centex Corp.	120,290
1,300	Fortune Brands, Inc.	100,035
13,079	Lennar Corp. (Class A Stock)	620,991
600	Lennar Corp. (Class B Stock)	26,706
100	Mohawk Industries, Inc. (a)	7,270

		875,292

Household Products 0.1%
3,600	Kimberly-Clark Corp.	239,472

Household/Personal Care
900	Colgate-Palmolive Co.	57,573

Independent Power Producers & Energy Traders 0.3%
10,200	TXU Corp.	643,926

Industrial Conglomerates 0.2%
1,300	3M Co.	102,492
475	Teleflex, Inc.	29,545

8

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
11,600	Tyco International Ltd. (Bermuda)	$341,388

		473,425

Insurance 2.6%
10,300	Allstate Corp. (The)	632,008
2,100	Ambac Financial Group, Inc.	175,329
2,300	American International Group, Inc.	154,491
8,450	Amerisafe, Inc. (a)	105,287
2,100	Assurant, Inc.	110,586
400	Chubb Corp.	21,260
1,525	Delphi Financial Group, Inc. (Class A Stock)	59,856
18,629	Genworth Financial, Inc. (Class A Stock)	622,954
2,200	Hanover Insurance Group, Inc. (The)	99,770
2,200	Hartford Financial Service Group, Inc.	191,774
1,762	HCC Insurance Holdings, Inc.	59,309
355	Hilb, Rogal & Hobbs Co.	14,172
900	Lincoln National Corp.	56,979
4,800	Loews Corp.	186,816
5,000	Marsh & McLennan Cos., Inc.	147,200
6,130	MBIA, Inc.	380,183
10,800	MetLife, Inc.	617,004
1,460	Navigators Group, Inc. (a)	68,722
2,700	Philadelphia Consolidated Holding Corp. (a)	105,624
3,300	Principal Financial Group, Inc.	186,417
1,700	Protective Life Corp.	75,225
500	Radian Group, Inc.	26,650
1,900	Security Cap Assurance Ltd. (a)	47,880
16,101	St. Paul Travelers Cos., Inc. (The)	823,244
1,800	State Auto Financial Corp.	57,834
2,140	United Fire & Casualty Co.	75,713
11,100	UnumProvident Corp.	219,558
650	W.R. Berkley Corp.	23,959
1,400	XL Capital Ltd. (Class A Stock)	98,770

		5,444,574

Internet Services 0.5%
2,250	Dealertrack Holdings, Inc. (a)	57,352
250	eBay, Inc. (a)	8,033
1,030	Equinix, Inc. (a)	70,452
900	Google, Inc. (Class A Stock) (a)	428,751
700	IAC/InterActive Corp. (a)	21,686
3,080	J2 Global Communications, Inc. (a)	84,515
1,470	Nutri/System, Inc. (a)	90,670
8,510	Online Resources Corp. (a)	89,015
2,930	Radvision Ltd. (Israel)(a)	56,168
875	Vignette Corp. (a)	14,262

		920,904

IT Services 0.3%
19,100	Electronic Data Systems Corp.	483,803
3,600	First Data Corp.	87,300

		571,103

9

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Machinery 0.5%
700	AGCO Corp. (a)	$18,725
500	Briggs & Stratton Corp.	12,745
5,000	Caterpillar, Inc.	303,550
400	Crane Co.	15,576
3,500	Deere & Co.	297,955
6,220	Flow International Corp. (a)	73,272
575	IDEX Corp.	26,968
850	Nordson Corp.	39,142
980	Regal-Beloit Corp.	48,461
3,400	SPX Corp.	195,568

		1,031,962

Machinery & Equipment
600	Rockwell Automation, Inc.	37,200

Manufacturing 0.7%
600	Actuant Corp. (Class A Stock)	30,804
1,700	Eaton Corp.	123,131
27,600	General Electric Co.	969,036
900	Harsco Corp.	73,467
4,000	Hexcel Corp. (a)	64,760
900	Jacuzzi Brands, Inc. (a)	11,151
3,000	Terex Corp. (a)	155,280

		1,427,629
Media 1.3%
20,100	CBS Corp. (Class B Stock)	581,694
24,820	Comcast Corp. (Class A Stock) (a)	1,009,429
2,200	DirectTV Group, Inc. (The) (a)	49,016
500	E.W. Scripps Co. (Class A Stock)	24,730
200	EchoStar Communications Corp. (Class A Stock) (a)	7,104
6,600	Gannett Co., Inc.	390,324
5,100	News Corp. (Class A Stock)	106,335
15,250	Time Warner, Inc.	305,153
7,900	Walt Disney Co.	248,534

		2,722,319

Media & Communications 0.1%
3,100	McGraw-Hill Cos., Inc.	198,927

Medical Products
1,100	Becton Dickinson & Co.	77,033

Medical Supplies & Equipment 1.3%
3,130	Angiodynamics, Inc. (a)	67,765
100	Baxter International, Inc.	4,597
2,500	Cardinal Health, Inc.	163,625
1,400	Cooper Cos, Inc. (The)	80,682
1,000	Idexx Laboratories, Inc. (a)	83,210
11,400	Johnson & Johnson	768,360
825	Medical Action Industries, Inc. (a)	21,920
3,900	Medtronic, Inc.	189,852
3,360	Micrus Endovascular Corp. (a)	45,024

10

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
6,200	Novamed, Inc. (a)	$47,430
2,430	NuVasive, Inc. (a)	57,129
12,930	Orthovita, Inc. (a)	47,712
28,950	Pfizer, Inc.	771,517
2,224	PolyMedica Corp.	92,407
1,850	Resmed, Inc. (a)	81,382
900	Sepracor, Inc. (a)	46,584
8,280	Spectranetics Corp. (a)	102,838
3,600	Staar Surgical Co. (a)	29,952
1,370	Vital Signs, Inc.	77,213
300	Volcano Corp. (a)	4,761

		2,783,960

Metals & Mining 0.6%
19,200	Alcoa, Inc.	555,072
1,600	Bucyrus International, Inc. (Class A Stock)	67,040
400	Cleveland-Cliffs, Inc.	16,916
250	Gibraltar Industries, Inc.	5,278
2,050	Joy Global, Inc.	80,175
600	Newmont Mining Corp.	27,162
2,000	Phelps Dodge Corp.	200,760
2,100	Southern Copper Corp.	107,898
2,100	Timken Co.	63,105
1,500	United States Steel Corp.	101,400

		1,224,806

Multi-Line Retail 0.1%
3,750	Federated Department Stores, Inc.	164,662

Multimedia
1,800	Viacom, Inc. (Class B Stock) (a)	70,056

Office Equipment 0.1%
1,290	Cymer, Inc. (a)	59,766
450	HNI Corp.	20,236
1,200	School Specialty, Inc. (a)	46,992

		126,994

Oil & Gas Exploration/Production
700	Core Laboratories NV (Netherlands)(a)	51,023

Oil, Gas & Consumable Fuels 2.8%
1,900	Anadarko Petroleum Corp.	88,198
5,500	Apache Corp.	359,260
1,250	Arena Resources, Inc. (a)	44,650
500	Ashland, Inc.	29,550
3,700	Birch Mountain Resources Ltd. (a)	13,505
2,600	Cabot Oil & Gas Corp.	137,566
5,000	Chevron Corp.	336,000
14,550	ConocoPhillips	876,492
5,400	Devon Energy Corp.	360,936
2,700	EOG Resources, Inc.	179,631
15,500	Exxon Mobil Corp.	1,107,010
1,750	Gulfport Energy Corp. (a)	20,860
1,200	Halliburton Co.	38,820

11

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
1,100	Houston Exploration Co. (a)	$59,576
790	Lufkin Industries, Inc.	47,669
2,000	Marathon Oil Corp.	172,800
700	Nabors Industries Ltd. (Bermuda)(a)	21,616
8,950	Occidental Petroleum Corp.	420,113
2,333	Oceaneering International, Inc. (a)	83,965
2,820	Oil States International, Inc. (a)	81,893
1,600	ONEOK, Inc.	66,608
1,300	Rosetta Resources, Inc. (a)	23,504
7,819	Schlumberger Ltd.	493,222
200	Sunoco, Inc.	13,226
2,780	Superior Energy Services, Inc. (a)	87,014
1,400	Swift Energy Co. (a)	65,408
1,300	Tesoro Corp.	83,122
825	Universal Compression Holdings, Inc. (a)	49,714
6,700	Valero Energy Corp.	350,611
1,100	Weatherford International, Inc. Ltd. (a)	45,188
2,150	XTO Energy, Inc.	100,319

		5,858,046

Paper & Forest Products 0.1%
100	Smurfit-Stone Container Corp. (a)	1,066
3,200	Weyerhaeuser Co.	203,488

		204,554

Personnel Services 0.1%
2,480	AMN Healthcare Services, Inc. (a)	62,719
4,130	Barrett Business Services (a)	88,217

		150,936

Pharmaceuticals 0.9%
3,200	Abbott Laboratories	152,032
5,510	American Medical Systems Holdings, Inc. (a)	98,133
6,297	Amylin Pharmaceuticals, Inc. (a)	276,816
900	Barr Pharmaceuticals, Inc. (a)	47,133
4,700	Celgene Corp. (a)	251,168
2,100	Express Scripts, Inc. (a)	133,812
2,300	Forest Laboratories, Inc. (a)	112,562
6,500	Lemaitre Vascular, Inc. (a)	39,325
12,000	Merck & Co., Inc.	545,040
4,750	Schering-Plough Corp.	105,165
3,600	Wyeth	183,708

		1,944,894

Pipelines
1,200	Dynegy, Inc. (Class A Stock) (a)	7,296

Real Estate 0.1%
1,707	CB Richard Ellis Group, Inc. (Class A Stock) (a)	51,261
2,860	St. Joe Co. (The)	153,811

		205,072

12

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Real Estate Investment Trust - Other Reit 0.1%
2,200	Simon Property Group, Inc.	$213,620

Real Estate Investment Trusts 0.6%
1,300	Apartment Investment & Management Co. (Class A Stock)	74,516
925	Ashford Hospitality Trust, Inc.	11,914
1,100	Crescent Real Estate Equities Co.	23,980
100	Global Signal, Inc.	5,430
750	Highland Hospitality Corp.	10,365
1,200	Hospitality Properties Trust	58,152
6,400	Host Marriot Corp.	147,584
2,000	Jones Lang Lasal, Inc.	184,000
400	Kilroy Realty Corp.	30,132
3,520	KKR Financial Corp.	94,442
700	Mack-Cali Realty Corp.	37,030
3,500	MFA Mortgage Investments, Inc.	27,720
4,600	New Century Financial Corp.	181,148
3,400	Prologis	215,118
1,300	Realty Income Corp.	34,320
530	Redwood Trust, Inc.	29,134
900	SL Green Realty Corp.	108,945
100	Taubman Centers, Inc.	4,690

		1,278,620

Real Estate Management & Development 0.1%
5,650	Realogy Corp. (a)	145,657

Retail
375	Stage Stores, Inc.	12,154

Retail & Merchandising 2.1%
450	Abercrombie & Fitch Co. (Class A Stock)	34,492
2,300	American Eagle Outfitters, Inc.	105,340
1,400	Brinker International, Inc.	65,002
5,610	Cache, Inc. (a)	120,334
7,100	Circuit City Stores, Inc.	191,558
1,400	Costco Wholesale Corp.	74,732
7,800	CVS Corp.	244,764
4,600	Darden Restaurants, Inc.	192,740
5,400	Dillard’s, Inc. (Class A Stock)	162,918
800	Guitar Center, Inc. (a)	34,696
1,500	J. C. Penney Co., Inc.	112,845
2,622	Jos. A. Bank Clothiers, Inc. (a)	77,847
500	Kohl’s Corp. (a)	35,300
15,729	Lowe’s Cos., Inc.	474,072
5,100	Office Depot, Inc. (a)	214,149
720	Regis Corp.	27,036
3,800	Safeway, Inc.	111,568
3,817	Sonic Corp. (a)	86,837
1,100	Staples, Inc.	28,369
15,141	Starbucks Corp. (a)	571,573
2,200	Stein Mart, Inc.	36,014
500	Supervalu, Inc.	16,700
6,451	Target Corp.	381,770
2,525	Triarc Cos., Inc. (Class B Stock)	42,395
1,450	United Auto Group, Inc.	33,321

13

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
8,400	Wal-Mart Stores, Inc.	$413,952
8,517	Yum! Brands, Inc.	506,421

		4,396,745

Semiconductors 0.5%
1,300	Advanced Micro Devices, Inc. (a)	27,651
8,300	Atmel Corp. (a)	47,725
1,000	ATMI, Inc. (a)	31,690
500	Freescale Semiconductor, Inc. (Class B Stock) (a)	19,665
7,000	Intel Corp.	149,380
600	Linear Technology Corp.	18,672
2,780	Silicon Motion Technology, Corp., ADR (Cayman Islands)(a)	42,729
18,197	Texas Instruments, Inc.	549,185
5,800	Triquint Semiconductor, Inc. (a)	26,100
3,630	Volterra Semiconductor Corp. (a)	62,654
1,300	Xilinx, Inc.	33,163

		1,008,614

Semiconductors/Semi Cap 0.1%
400	Lam Research Corp. (a)	19,780
12,900	Micron Technology, Inc. (a)	186,405

		206,185

Software 1.0%
7,800	BMC Software, Inc. (a)	236,418
15,864	CA, Inc.	392,793
4,330	Concur Technologies, Inc. (a)	69,020
1,900	Global Payments, Inc.	83,049
41,400	Microsoft Corp.	1,188,594
1,900	MoneyGram International, Inc.	64,999
7,970	Omniture, Inc. (a)	72,367

		2,107,240

Specialty Retail 0.2%
6,900	Home Depot, Inc.	257,577
4,100	Limited Brands, Inc.	120,827
900	MSC Industrial Direct Co., Inc.	36,828

		415,232

Telecommunication Services
100	Crown Castle International Corp. (a)	3,365

Telecommunications 2.1%
9,169	America Movil SA de CV, ADR (Mexico)	393,075
4,100	AmerisourceBergen Corp.	193,520
21,300	AT&T, Inc.	729,525
1,050	BellSouth Corp.	47,355
1,700	CenturyTel, Inc.	68,408
5,500	China Mobile Ltd. (Hong Kong)	44,695
43,247	Cisco Systems, Inc. (a)	1,043,550
2,115	CommScope, Inc. (a)	67,489
4,100	Corning, Inc. (a)	83,763

14

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
1,000	Juniper Networks, Inc. (a)	$17,220
22,561	Motorola, Inc.	520,257
1,500	QUALCOMM, Inc.	54,585
10,417	Sprint Nextel Corp.	194,694
2,600	Tekelec (a)	38,350
2,850	Time Warner Telecom, Inc. (Class A Stock) (a)	56,829
21,450	Verizon Communications, Inc.	793,650

		4,346,965

Textiles, Apparel & Luxury Goods 0.1%
3,500	Jones Apparel Group, Inc.	116,900

Thrifts & Mortgage Finance 0.7%
12,500	Countrywide Financial Corp.	476,500
500	Fannie Mae	29,630
9,100	Freddie Mac	627,809
8,250	Washington Mutual, Inc.	348,975

		1,482,914

Tobacco 0.1%
400	Reynolds America, Inc.	25,264
2,500	UST, Inc.	133,900

		159,164

Transportation 1.3%
400	Amerco (a)	36,688
1,990	American Railcar Industries, Inc.	61,491
1,300	Arlington Tankers Ltd.	31,356
10,435	Burlington North Santa Fe Corp.	809,026
3,700	CSX Corp.	131,979
6,289	FedEx Corp.	720,342
550	Genesee & Wyoming, Inc. (Class A Stock) (a)	15,449
795	Landstar System, Inc.	36,920
6,600	Norfolk Southern Corp.	346,962
500	Overseas Shipholding Group, Inc.	31,275
6,120	Union Pacific Corp.	554,656

		2,776,144

Utilities 0.6%
5,550	American Electric Power Co., Inc.	229,936
900	DTE Energy Co.	40,887
6,100	Duke Energy Corp.	193,004
5,200	Edison International	231,088
2,201	Headwaters, Inc. (a)	54,475
1,100	Illinois Tool Works, Inc.	52,723
3,000	Northeast Utilities	75,030
2,400	PG&E Corp.	103,536
1,100	Pinnacle West Capital Corp.	52,591
1,700	PNM Resources, Inc.	47,872
1,100	Scana Corp.	43,956
1,100	Westar Energy, Inc.	27,852
900	Wisconsin Energy Corp.	41,346
3,500	Xcel Energy, Inc.	77,245

		1,271,541

	Total Common Stocks (cost $73,805,201)	86,246,726

15

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value
ASSET-BACKED SECURITIES 4.8%
		Aames Mortgage Investment Trust,
Aaa	312	Series 2006-1, Class A1 (b) 5.38%, 04/25/36	$311,582
		American Express Credit Account Master Trust,
Aaa	500	Series 2002-3, Class A (b) 5.43%, 12/15/09	500,391
		Argent Securities, Inc.,
Aaa	123	Series 2005-W3, Class A2A (b) 5.42%, 11/25/35	123,454
		Asset Backed Funding Certificates,
AAA(c)	717	Series 2004-OPT5, Class A1 (b) 5.67%, 06/25/34	717,576
		Bank One Issuance Trust,
Aaa	500	Series 2003-A3, Class A3 5.43%, 12/15/10	500,937
		Bank One Issuance Trust,
Aaa	800	Series 2004-A4, Class A4 (b) 5.36%, 02/16/10	800,375
		Chase Credit Card Master Trust,
Aaa	500	Series 2004-2, Class A (b) 5.36%, 09/15/09	500,132
		Countrywide Asset-Backed Certificates,
Aaa	447	Series 2006-11, Class 3AV1 5.38%, 06/29/36	447,368
		First Franklin Mortgage Loan Asset Backed Certificates,
Aaa	500	Series 2006-FF15, Class A3 (b) 5.37%, 11/25/36	500,392
		Fremont Home Loan Trust,
Aaa	500	Series 2005-E, Class 2A2 (b) 5.49%, 01/25/36	500,469
		JPMorgan Mortgage Acquisition Corp.,
Aaa	773	Series 2006-WMC1, Class A2 (b) 5.39%, 03/25/36	773,111
		MBNA Master Credit Card Trust,
Aaa	500	Series 1998-E, Class A (b) 5.519%, 09/15/10	501,303
		Merrill Lynch Mortgage Investors Inc.,
Aaa	500	Series 2006-RM5, Class A2A (b) 5.44%, 10/25/37	500,313
		Morgan Stanley ABS Capital I,
Aaa	500	Series 2006-HE7, Class A2A (b) 5.37%, 09/25/36	500,391

16

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value
		Morgan Stanley ABS Capital I,
Aaa	$227	Series 2006-NC1, Class A1 5.40%, 12/25/35	$226,976
		Nissan Auto Receivables Owner Trust,
Aaa	900	Series 2006-B, Class A2 5.18%, 08/15/08	899,254
		Quest Trust,
Aaa	43	Series 2004-X2, Class A1, 144A (b) 5.88%, 06/25/34	43,339
		Soundview Home Equity Loan Trust,
Aaa	500	Series 2006-NLC1, Class A1 (b) 5.436%, 11/25/36	500,392
		Structured Asset Securities Corp.,
Aaa	500	Series 2006-BC3, Class A2 (b) 5.37%, 10/25/36	500,471
		Triad Auto Receivables Owner Trust,
Aaa	500	Series 2006-C, Class A1 5.341%, 11/13/07	499,766

		Total Asset-Backed Securities (cost $9,846,833)	9,847,992

COLLATERALIZED MORTGAGE OBLIGATIONS 4.5%
		American Home Mortgage Investment Trust,
Aaa	928	Series 2005-S, Class 5A2 (b) 5.47%, 09/25/35	927,737
		Bear Stearns Adjustable Rate Mortgage Trust,
Aaa	318	Series 2005-4, Class 23A2 5.393%, 05/25/35(b)	317,351
		CS First Boston Mortgage Securities Corp.,
Aaa	749	Series 2002-P3A, Class A1 (b) 5.87%, 08/25/33	749,020
		Federal Home Loan Mortgage Corp.,
Aaa	510	Series 1565, Class G 6.00%, 08/15/08	510,344
		Federal Home Loan Mortgage Corp.,
Aaa	942	Series 2801, Class EH 4.50%, 11/15/16	927,200
		Federal Home Loan Mortgage Corp.,
Aaa	857	Series 2962, Class YC 4.50%, 09/15/14	848,244
		Federal Home Loan Mortgage Corp.,
Aaa	716	Series 3117, Class PN 5.00%, 11/15/21	712,094
		Federal Home Loan Mortgage Corp.,
Aaa	148	Series 41, Class F 10.00%, 05/15/20	147,876
		Federal National Mortgage Assoc.,
Aaa	33	Series 1992-146, Class PZ 8.00%, 08/25/22	35,062
		FHLMC Structured Pass Through Securities,
Aaa	1,419	Series T-61, Class 1A1 5.963%, 07/25/44(b)	1,441,915

17

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#	Description	Value
		GSR Mortgage Loan Trust,
Aaa	$420	Series 2005-AR6, Class 2A1 (b) 4.54%, 10/01/35	$415,622
		Harborview Mortgage Loan Trust,
Aaa	500	Series 2006-122, Class A1A1 (b) 5.41%, 12/19/36	500,313
		Mellon Residential Funding Corp.,
Aaa	33	Series 1999-TBCZ, Class A3 6.344%, 07/25/29(b)	33,172
		Vendee Mortgage Trust, Series 2001-1, Class 1A (b)
Aaa	202	6.82%, 01/15/30	207,940
		Washington Mutual, Inc.,
Aaa	1,116	Series 2003-R1, Class A1 5.59%, 12/25/27(b)	1,115,834
		Washington Mutual, Inc.,
Aaa	500	Series 2006-AR15, Class 2A 5.777%, 11/25/46	502,349

		Total Collateralized Mortgage Obligations (cost $9,369,693)	9,392,073

CORPORATE BONDS 7.0%

Advertising 0.2%
		Omnicom Group, Inc., Gtd. Notes
Baa1	300	5.90%, 04/15/16	304,852

Automobile Manufacturers 0.4%
		DaimlerChrysler NA Holding Corp., Gtd. Notes
Baa1	700	5.64%, 03/07/07(b)	700,247
		DaimlerChrysler NA Holding Corp., Notes
Baa1	200	5.75%, 09/08/11	200,150

			900,397

Consumer Products & Services 0.2%
		Clorox Co., Sr. Notes
A3	500	5.515%, 12/14/07(b)	500,843

Diversified Financial Services 0.4%
		General Electric Capital Corp., Notes (b)
Aaa	800	5.43%, 03/16/09	799,842

Entertainment & Leisure 0.2%
		Harrah’s Operating Co., Inc., Notes, 144A
Baa3	500	5.975%, 02/08/08(b)	500,800

Financial - Bank & Trust 1.9%
		Export-Import Bank of Korea, Notes, 144A (b)
A3	800	5.59%, 10/04/11	799,690
		HSBC Bank USA NA, Sr. Notes
Aa2	400	5.46%, 09/21/07(b)	400,399
		Royal Bank of Scotland PLC, Sub. Notes (United Kingdom) (b)
Aa2	500	5.77%, 07/06/12	501,640

18

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value
			Royal Bank of Scotland/New York Notes (b)
Aa1		$500	5.26%, 09/14/07	$500,021
			Unicredito Luxembourg Finance SA, Sr. Notes (Luxembourg)
A1		1,000	5.426%, 10/24/08	999,829
			Washington Mutual Bank, Notes (b)
A2		800	5.456%, 11/16/07	800,606

				4,002,185

Financial Services 0.9%
			General Electric Capital Corp., Sr. Unsub. Notes
Aaa	JPY	67,000	1.40%, 11/02/06	572,870
			General Electric Capital Corp., Sr. Unsec’d. Notes
Aaa		900	5.38%, 10/24/08	900,282
			Pemex Project Funding Master Trust, Gtd. Notes
Baa1		250	9.25%, 03/30/18	310,625

				1,783,777

Gaming 0.2%
			MGM Mirage, Inc., Gtd. Notes
B1		400	9.75%, 06/01/07	408,500

Insurance 0.1%
			XL Capital PLC, Gtd. Notes (United Kingdom)
A3		100	6.50%, 01/15/12	104,599

Lodging 0.2%
			Host Marriott LP, Gtd. Notes
Ba1		400	9.50%, 01/15/07	402,500

Oil & Gas 0.2%
			Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)
Baa1		464	5.265%, 06/15/11	452,494

Oil, Gas & Consumable Fuels 0.3%
			El Paso Corp., Sr. Unsec’d Notes
B2		200	7.625%, 08/16/07	202,000
			Transocean, Inc., Notes
Baa1		400	5.40%, 09/05/08	400,097

				602,097

Personnel Services 0.2%
			Service Corp. International, Sr. Unsec’d. Notes
B1		500	6.50%, 03/15/08	501,875

Pharmaceuticals 0.2%
			Cardinal Health, Inc., Bonds
Baa2		400	5.64%, 10/02/09	399,985

Telecom - Integrated/Services 0.2%
			BellSouth Corp., Sr. Unsec’d. Notes
A2		400	5.58%, 08/15/08	400,125

Telecommunications 0.5%
			Embarq Corp., Notes
Baa3		900	6.738%, 06/01/13	925,039

19

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value
Telecommunications - Cellular 0.5%
			Qwest Corp., Sr. Notes
Ba2		$1,000	7.625%, 06/15/15	$1,052,500

Transportation 0.2%
			Burlington North Santa Fe Corp., Notes
Baa1		500	7.875%, 04/15/07	505,145

			Total Corporate Bonds (cost $14,528,793)	14,547,555

FOREIGN GOVERNMENT BONDS 3.3%
			Bundesobligation (Germany)
Aaa		1,390	4.00%, 02/16/07	1,785,638
			Dutch Treasury Certificate (Netherlands)
NR		3,068	Zero Coupon, 12/15/06	3,900,755
			Federal Republic of Italy
Aa2	JPY	3,000	3.80%, 03/27/08	26,751
			Republic of Panama
Ba1		180	9.625%, 02/08/11	205,650
			United Kingdom Gilt
Aaa	GBP	300	4.25%, 03/07/11	559,893
			United Kingdom Treasury Bond
Aaa	GBP	200	5.75%, 12/07/09	390,706

			Total Foreign Government Bonds (cost $6,736,128)	6,869,393

MUNICIPAL BONDS 0.9%
			Georgia State Road & Tollway Authority, Revenue Bonds
Aaa		200	5.00%, 03/01/21	211,082
			Golden State Tobacco Settlement, Revenue Bonds, Series 2003-A-1
Baa3		100	6.75%, 06/01/39	114,036
			Golden State Tobacco Settlement, Revenue Bonds, Series 2003-A-1
Baa3		250	6.25%, 06/01/33	277,002
			New York State Dormitory Authority, Revenue Bonds
Aa2		500	6.65%, 08/15/30	576,970
			Tobacco Settlement Financing Corp., Revenue Bonds
Baa3		300	6.00%, 06/01/37	323,676
			Tobacco Settlement Financing Corp., Revenue Bonds
Baa3		250	6.375%, 06/01/32	278,095

			Total Municipal Bonds (cost $1,563,743)	1,780,861

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS 25.0%
			Federal Home Loan Mortgage Corp.
		961	5.00%, 11/01/35-01/01/36	928,998
			Federal Home Loan Mortgage Corp. (b)
		674	5.089%, 03/01/36	671,961

20

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value
	Federal Home Loan Mortgage Corp.
$239	6.00%, 09/01/22	$242,761
	Federal Home Loan Mortgage Corp. (b)
16	7.036%, 08/01/23	16,791
	Federal National Mortgage Assoc.
955	4.00%, 08/01/18-06/01/19	906,845
	Federal National Mortgage Assoc.
2,066	4.50%, 09/01/35-11/01/35	1,937,913
	Federal National Mortgage Assoc.
1,083	5.00%, 01/01/19-02/01/36	1,047,430
	Federal National Mortgage Assoc. (b)
966	5.11%, 06/01/35	960,679
	Federal National Mortgage Assoc. (b)
102	5.465%, 05/01/36	102,476
	Federal National Mortgage Assoc.
34,621	5.50%, 09/01/33-04/01/36	34,253,381
	Federal National Mortgage Assoc.
8,166	6.00%, 05/01/16-10/01/36	8,219,362
	Federal National Mortgage Assoc.
1,047	6.50%, 01/01/16-08/01/36	1,067,804
	Federal National Mortgage Assoc.
170	7.50%, 01/01/32	177,336
	Government National Mortgage Assoc.
62	4.50%, 08/15/33-09/15/33	58,680
	Government National Mortgage Assoc. (b)
11	5.75%, 09/20/22	10,834
	Government National Mortgage Assoc.
1,000	6.00%, TBA	1,013,438
	Government National Mortgage Assoc.
93	8.50%, 02/20/30-06/15/30	100,919

	Total U.S. Government Mortgage Backed Obligations (cost $52,096,894)	51,717,608

U.S. TREASURY OBLIGATION 18.3%
	United States Treasury Bonds
650	4.25%, 11/15/14	634,943
	United States Treasury Bonds
400	12.00%, 08/15/13	449,516
	United States Treasury Inflation Index Bonds
300	2.375%, 04/15/11	306,514
	United States Treasury Inflation Index Bonds
2,900	3.375%, 01/15/07	3,688,072
	United States Treasury Inflation Index Bonds
1,600	3.625%, 01/15/08	2,022,245
	United States Treasury Inflation Index Bonds
190	3.875%, 04/15/29	303,412
	United States Treasury Notes
1,900	3.875%, 09/15/10	1,853,093
	United States Treasury Notes
1,000	4.00%, 06/15/09	984,727
	United States Treasury Notes
10,400	4.25%, 10/15/10-08/15/14	10,193,402

21

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value
	United States Treasury Notes
$500	4.375%, 12/15/10	$496,269
	United States Treasury Notes
1,300	4.50%, 11/15/10-11/15/15	1,294,993
	United States Treasury Notes
1,400	4.75%, 03/31/11	1,409,461
	United States Treasury Notes
11,000	4.875%, 04/30/11-07/31/11	11,131,308
	United States Treasury Notes
800	5.125%, 06/30/11-05/15/16	821,476
	United States Treasury Notes
1,750	6.50%, 11/15/26	2,127,753
	United States Treasury Strip Coupon
500	Zero, 02/15/22	238,883

	Total U.S. Treasury Obligation (cost $37,704,004)	37,956,067

Shares
WARRANTS(a)
Telecommunications
300,000	United Mexican States, Series E, expiring 06/30/07(cost $30)	6,555

	Total Long-Term Investments (cost $205,651,319)	218,364,830

Notional Amount
SHORT-TERM INVESTMENTS 14.2%
OUTSTANDING OPTIONS PURCHASED(a) 0.2%

Call Options 0.2%
	Eurodollar Futures,
28,000,000	expiring 09/14/2007 @ $95.00	21,700
	Eurodollar Futures,
166,000,000	expiring 09/14/2007 @ $95.25	155,625
	Eurodollar Futures,
21,000,000	expiring 12/18/2006 @ $94.63	1,575
	Swap Option on 3 Month LIBOR
500,000	expiring 04/27/2009 @ 5.75%	50,060
	Swap Option on 3 Month LIBOR
8,600,000	expiring 07/02/2007 @ 5.37%	86,138

		315,098

Put Options
	U.S. Treasury Note Futures,
8,900,000	expiring 11/21/2006 @ $103.00	2,086
	Eurodollar Futures,
10,000,000	expiring 12/17/2007 @ $91.50	63
	Swap Option on 3 Month LIBOR
4,800,000	expiring 12/20/2007 @ 5.00%	35,220

22

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Notional Amount	Description	Value
		Swap Option on 3 Month LIBOR
	500,000	expiring 04/27/2009 @ 6.25%	$11,622
		Eurodollar Futures,
	450,000,000	expiring 12/18/2006 @ $91.75	2,812
		Eurodollar Futures,
	54,000,000	expiring 12/17/2007 @ $91.75	337

			52,140

		Total Outstanding Options Purchased (cost $311,231)	367,238

	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS 0.2%
		United States Treasury Bills (e)
	375	4.81%, 12/14/06	372,830
		United States Treasury Bills (e)
	20	4.87%, 11/30/06	19,925

		Total U.S. Treasury Obligations (cost $392,767)	392,755

COMMERCIAL PAPER 0.2%
		Time Warner, Inc.
A2(c)	400	5.39%, 01/25/07 (cost $394,910)	394,836

CERTIFICATES OF DEPOSIT 0.7%
	1,000,000	Barclays Bank PLC	1,000,011
	500,000	Royal Bank of Scotland	500,040

		Total Certificates of Deposit (cost $1,499,937)	1,500,051

	Principal Amount (000)#

REPURCHASE AGREEMENTS 1.0%
	2,000,000	Credit Suisse Securities, 5.25% dated 10/31/06, due 11/01/06 in the amount of $2,000,292 (collateralized by U.S. Treasury Bill; 5.09%, 11/24/06, value of the collateral including accrued interest was $2,044,040) (cost $2,000,000)	2,000,000

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND 5.3%
	11,115,811	Dryden Core Investment Fund - Taxable Money Market Series (cost $11,115,811) (h)	11,115,811

23

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value
FOREIGN TREASURY OBLIGATIONS 6.6%
	France Treasury Bill
EUR 1,110	Zero, 12/14/06	$1,411,290
	France Treasury Bill
EUR 9,710	3.257%, 12/28/06	12,329,498

	Total Foreign Treasury Obligations (cost $13,682,163)	13,740,788

	Total Short-Term Investments (cost $29,396,819)	29,511,479

	Total Investments, Before Outstanding Options Written and Securities Sold Short(p)—119.6% (cost $235,048,138)	247,876,309

SECURITIES SOLD SHORT (1.4)%
	Federal National Mortgage Assoc.,
2,000	5.50%, TBA	(1,976,250)
	Federal National Mortgage Assoc.,
1,000	6.50%, TBA	(1,019,062)

	Total Securities Sold Short (proceeds $2,976,094)	(2,995,312)

Contracts/ Notional Amount
OUTSTANDING OPTIONS WRITTEN(a) (0.1)%

CALL OPTIONS
	Eurodollar Futures,
21,000,000	expiring 12/18/2006 @ $94.75	(394)
	Swap Option on 3 Month LIBOR,
2,100,000	expiring 12/20/2007 @ 5.15%	(36,290)
	Swap Option on 3 Month LIBOR,
2,800,000	expiring 07/02/2007 @ 5.50%	(84,333)

	Total Outstanding Options Written (premium received $62,798)	(121,017)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—118.1% (cost $232,009,246)	244,759,980
	Other Liabilities in Excess of Other Assets (u)—(18.1)%	(37,482,762)

	NET ASSETS —100%	$207,277,218

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.

24

Target Conservative Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(e)	Securities segregated as collateral for futures contracts.
(h)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(p)	The United States federal income tax basis of the Portfolio’s investments was $235,952,495; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,923,814 (gross unrealized appreciation - $13,869,689; gross unrealized depreciation - $1,945,875). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(u)	Other liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, foreign exchange currency contracts, interest rate and credit default swap as follows:

Open Future contracts outstanding at October 31, 2006:

Number of Contracts	Type	Expiration Date	Value at October 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
119	5 Yr. U.S. Treasury Notes	Dec. 2006	$25,546,125	$25,391,000	$155,125
24	30 Yr. U.S. Treasury Bonds	Dec. 2006	2,703,750	2,647,305	56,445
112	90 Day Euro	Jun. 2007	26,586,000	26,525,925	60,075
196	90 Day Euro	Sept. 2007	46,611,250	46,529,200	82,050
57	90 Day Euro	Dec. 2007	13,572,412	13,558,337	14,075
78	90 Day Euro	Mar. 2008	18,580,575	18,541,137	39,438
14	90 Day Sterling	Jun. 2007	3,158,633	3,162,257	(3,624)
34	90 Day Sterling	Sept. 2007	7,673,397	7,681,075	(7,678)
17	90 Day Sterling	Dec. 2007	3,837,915	3,838,320	(405)

			$148,270,057	$147,874,556	$395,501

Short Positions:
121	10 Yr. U.S. Treasury Notes	Dec. 2006	$13,094,469	$13,019,406	$(75,063)

Foreign currency exchange contracts outstanding at October 31, 2006

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 03/16/07	CNY	1,544	$200,000	$198,240	$(1,760)
Expiring 05/09/07	CNY	6,141	800,026	792,359	(7,667)
Expiring 08/16/07	CNY	5,813	753,000	757,286	4,286
Japanese Yen,
Expiring 11/15/06	JPY	253,902	2,217,937	2,174,445	(43,492)
Expiring 01/25/07	JPY	5,000	42,432	43,267	835

			$4,013,395	$3,965,597	$(47,798)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
Expiring 12/08/06	EUR	10,332	$18,313,551	$18,402,046	$(88,495)
Pound Stering,
Expiring 06/15/06	GBP	619	1,158,988	1,181,095	(22,107)

			$19,472,539	$19,583,141	$(110,602)

The Fund entered into interest rate swap agreements during the period ended October 31, 2006. Details of the interest rate swap agreements outstanding as of October 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
UBS AG (2)	6/18/2009	USD	10,000	5.00%	3 Month LIBOR	$32,387
Goldman Sachs (2)	12/15/2007	USD	1,500	4.00%	3 Month LIBOR	(28,825)
Duesche Bank (1)	12/15/2035	GBP	400	4.00%	6 Month LIBOR	(16,950)
UBS AG (2)	10/15/2010	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	1,456
Merrill Lynch & Co. (1)	12/15/2015	JPY	50,000	2.00%	6 Month LIBOR	(7,182)
Barclays Capital (1)	12/15/2015	JPY	20,000	2.00%	6 Month LIBOR	(2,838)
Barclays Capital (1)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	(5,763)
Goldman Sachs (1)	12/20/2016	USD	2,800	5.00%	3 Month LIBOR	(85,435)
UBS AG (2)	12/20/2011	USD	1,500	5.00%	3 Month LIBOR	24,680
Goldman Sachs (2)	12/20/2036	USD	600	5.00%	3 Month LIBOR	37,747
Morgan Stanley & Co. (2)	12/20/2036	USD	800	5.00%	3 Month LIBOR	50,333
Barclays Capital (2)	6/15/2009	GBP	500	5.00%	6 Month LIBOR	(1,406)

						$(1,796)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

The Fund entered into credit default swap agreements during the period ended October 31, 2006. Details of the credit default swap agreements outstanding as of October 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co. (1)	5/25/2046	$300	1.33%	ABX.HE.A Index	$1,153
Bear Stearns International Ltd. (1)	7/25/2045	1,800	0.54%	ABX.HE.A Index	(4,939)
Morgan Stanley & Co. (1)	12/20/2008	200	0.26%	Allstate Corp., 6.125%, due 02/15/12	(920)
UBS AG (1)	12/20/2008	100	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,410)
Lehman Brothers (1)	12/20/2008	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(355)
Barclays Bank PLC (1)	9/20/2011	200	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	(582)
Bank of America Securities LLC (1)	12/20/2008	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(168)
Citigroup (1)	12/20/2008	200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(883)
Barclays Bank PLC (1)	12/20/2008	200	0.16%	Eli Lilly & Co., 6.00%, due 3/15/12	(569)
Morgan Stanley & Co. (1)	12/20/2008	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(332)
Citigroup (1)	12/20/2008	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	(525)
Lehman Brothers (1)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,994)
Bear Stearns International Ltd. (1)	12/20/2008	200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(1,220)
Lehman Brothers (1)	12/20/2008	200	0.12%	Home Depot, Inc., 5.375%, due 4/1/06	(233)
Merrill Lynch & Co. (1)	12/20/2008	100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	(568)
Lehman Brothers (1)	12/20/2008	200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(435)
Lehman Brothers (1)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,043)
Lehman Brothers (1)	12/20/2008	100	0.30%	Masco Corp., 5.875%, due 7/15/12	(331)
Lehman Brothers (1)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, due 2/15/11	(914)
Merrill Lynch & Co. (1)	6/20/2016	300	0.39%	Omnicom 5.90%, due 04/15/16	209
Lehman Brothers (1)	6/20/2009	500	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(3,870)
Lehman Brothers (1)	12/20/2008	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	465
Merrill Lynch & Co. (1)	5/20/2016	1,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(6,802)
Morgan Stanley & Co. (1)	5/20/2016	300	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(2,159)
Morgan Stanley & Co. (1)	9/20/2010	200	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(9,343)
Merrill Lynch & Co. (2)	3/20/2007	400	0.61%	Russian Federation, 2.25%, due 03/31/30	920
Citigroup (1)	12/20/2008	300	0.15%	Wal-mart Stores, Inc., 6.875%, due 8/10/09	(724)
Barclays Bank PLC (1)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, due 3/12/12	(1,345)
Lehman Brothers (1)	12/20/2008	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	(422)
Barclays Bank PLC (1)	5/20/2012	100	0.21%	XL Capital , Ltd., 6.50%, due 01/15/12	(25)

					$(39,364)

(1)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

25

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS

Advertising—0.2%
15,400	JC Decaux SA (France)	$393,103
8,160	Marchex, Inc. (Class B Stock) *	115,709

		508,812

Aerospace & Defense—2.8%
1,275	Alliant Techsystems, Inc. *	98,443
6,270	BE Aerospace, Inc. *	158,506
11,700	Boeing Co. (The)	934,362
905	DRS Technologies, Inc.	40,019
13,400	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	557,842
20,756	General Dynamics Corp.	1,475,752
2,500	Goodrich Corp.	110,225
2,790	Heico Corp.	101,221
1,200	Honeywell International, Inc.	50,544
23,200	Lockheed Martin Corp.	2,016,776
6,050	Moog, Inc. (Class A Stock) *	225,665
25,500	Northrop Grumman Corp.	1,692,945
4,400	Raytheon Co.	219,780
26,166	United Technologies Corp.	1,719,629

		9,401,709

Airlines—0.2%
95,900	Qantas Airways Ltd. (Australia)	314,862
27,000	Singapore Airlines Ltd. (Singapore)	263,618

		578,480

Auto Components—0.2%
2,600	Magna International, Inc. (Class A Stock)	194,480
9,150	Paccar, Inc.	541,771

		736,251

Auto Related
3,380	Keystone Automotive Industries, Inc. *	129,995

Automobile Manufacturers—1.9%
25,000	Fuji Heavy Industries, Ltd. (Japan)	144,286
18,100	General Motors Corp.	632,052
16,600	Honda Motor Co. Ltd. (Japan)	587,610
9,800	Hyundai Motor Co. (Korea)	796,689
28,200	Nissan Motor Co. Ltd. (Japan)	337,807
6,000	PSA Peugeot Citroen SA (France)	344,680
3,000	Renault SA (France)	350,921
23,700	Toyota Motor Corp. (Japan)	1,404,309
13,527	Toyota Motor Corp. ADR (Japan)	1,596,186

		6,194,540

Automotive Parts—0.8%
1,600	Advance Auto Parts, Inc.	56,032
7,500	Autoliv, Inc.	426,525

1

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
5,700	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	$464,869
500	Georg Fischer AG (Switzerland) *	256,019
49,200	GKN PLC (United Kingdom)	286,718
8,600	Johnson Controls, Inc.	701,244
6,000	Valeo SA (France)	225,830
30,000	Yokohama Rubber Co. Ltd. (Japan)	150,827

		2,568,064

Banks
3,600	Colonial BancGroup, Inc. (The)	85,824

Beverages—0.7%
4,800	Anheuser-Busch Cos., Inc.	227,616
14,900	Asahi Breweries Ltd. (Japan)	212,375
300	Coca-Cola Co. (The)	14,016
23,500	Coca-Cola Enterprises, Inc.	470,705
3,910	Hansen Natural Corp. *	124,143
33,058	Heinekin NV, ADR (Netherlands)	749,150
8,885	PepsiCo, Inc.	563,664

		2,361,669

Biotechnology—1.6%
13,000	Celgene Corp. *	694,720
39,305	Genentech, Inc. *	3,274,107
12,112	Genzyme Corp. *	817,681
900	Gilead Sciences, Inc. *	62,010
28,000	Millennium Pharmeceuticals, Inc. *	327,600
600	Syngenta AG (Switzerland) *	96,893

		5,273,011

Broadcasting—0.2%
11,600	Clear Channel Communications, Inc.	404,260
1,300	Liberty Media Holding Corp.- Capital Series A	115,778

		520,038

Building Materials—0.2%
98,405	Kingfisher (United Kingdom)	494,156
10,080	Rollins, Inc.	218,131

		712,287

Building Products—0.3%
3,785	Lennox International, Inc.	102,044
28,000	Masco Corp.	774,200

		876,244

Business Services—0.4%
2,500	Administaff, Inc.	86,125
9,570	Barrett Business Services, Inc.	204,415
2,350	Ctrip.com International Ltd., ADR (China) *	115,150
6,700	Manpower, Inc.	454,059
6,700	MPS Group, Inc. *	102,175
3,600	URS Corp. *	145,476

2

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
670	WESCO International, Inc. *	$43,731

		1,151,131

Cable Television—1.3%
74,821	Comcast Corp. (Class A Stock) *	3,042,970
4,200	DirectTV Group Inc. (The) *	93,576
22,200	Rogers Communications, Inc. (Class B Stock) (Canada)	1,328,303

		4,464,849

Chemicals—2.3%
120	Arkema (France) *	5,858
26,000	Asahi Kasei Corp. (Japan)	166,064
6,800	BASF AG (Germany)	599,364
7,300	Bayer AG (Germany)	367,558
1,055	Cytec Industries, Inc.	58,436
35,700	Denki Kagaku Kogyo KK (Japan)	135,834
38,400	Dow Chemical Co.	1,566,336
11,600	Eastman Chemical Co.	706,672
700	Givaudan SA (Switzerland)	579,559
33,100	Mitsubishi Chemical Holdings Corp. (Japan)	211,695
42,490	Monsanto Co.	1,878,908
4,400	PPG Industries, Inc.	300,960
9,727	Praxair, Inc.	586,052
9,300	Rohm and Haas Co.	481,926
2,950	Valspar Corp.	79,031

		7,724,253

Clothing & Apparel—0.5%
16,720	Adidas-Salomon AG (Germany)	837,803
6,750	Carter’s, Inc.	190,553
9,910	Iconix Brand Group, Inc. *	184,722
6,070	Jos. A. Bank Clothiers, Inc. *	180,218
100	NIKE, Inc. (Class B Stock)	9,188
5,300	Phillips-Van Heusen Corp.	242,528

		1,645,012

Commercial Banks—1.9%
10,400	Alliance & Leicester PLC (United Kingdom)	221,597
65,607	Bank of America Corp.	3,534,249
12,300	Commonwealth Bank of Australia (Australia)	454,317
5,400	First Horizon National Corp.	212,328
18,000	KeyCorp	668,520
17,900	Royal Bank of Scotland Group PLC (United Kingdom)	637,835
1,100	Societe Generale (France)	182,793
3,600	UnionBanCal Corp.	207,288
900	Verwaltungs & Privat Bank AG (Liechtenstein) *	226,981

		6,345,908

Commercial Services—0.9%
3,700	Convergys Corp. *	78,477
900	Dollar Thrifty Automotive Group, Inc. *	36,144
10,460	FirstService Corp. (Canada)	250,412
2,525	Healthcare Services Group, Inc.	68,629

3

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
7,150	Healthspring, Inc. *	$144,001
4,900	HMS Holdings Corp. *	67,326
19,800	Interserve PLC (United Kingdom)	143,525
2,435	McGrath Rentcorp	65,745
11,200	McKesson Corp.	561,008
1,250	Monro Muffler Brake, Inc.	47,413
4,900	Moody’s Corp.	324,870
450	On Assignment, Inc. *	5,108
4,460	Steiner Leisure Ltd. *	203,554
8,080	Team, Inc. *	257,833
14,000	Toppan Printing Co. Ltd. (Japan)	153,461
5,700	United Rentals, Inc. *	135,033
15,900	Waste Management, Inc.	595,932

		3,138,471

Computer Hardware—1.2%
3,700	Advanced Mirco Devices, Inc. *	78,699
9,100	Computer Sciences Corp. *	480,935
38,600	Hewlett-Packard Co.	1,495,364
8,900	International Business Machines Corp.	821,737
26,100	Synopsys, Inc.	587,511
1,475	Tyler Technologies, Inc. *	20,930
25,100	Western Digital Corp. *	458,828

		3,944,004

Computer Networking
6,660	Atheros Communications, Inc. *	144,722

Computer Services & Software—0.6%
3,840	Advent Software, Inc. *	142,157
3,490	American Reprographics Co. *	123,895
850	Blackbaud, Inc.	21,250
21,900	Cadence Design System, Inc. *	391,134
10,020	Concur Technologies, Inc. *	159,719
4,700	Global Payments, Inc.	205,437
1,140	Micros Systems, Inc. *	56,635
2,700	SAP AG (Germany)	537,167
8,650	The9 Ltd., ADR (Cayman Islands) *	204,227

		1,841,621

Computer Software—1.4%
18,500	First Data Corp.	448,625
13,200	Intuit, Inc.	465,960
126,000	Microsoft Corp.	3,617,460
18,490	Omniture, Inc.	167,889

		4,699,934

Computers—0.2%
9,200	Lexmark International, Inc. (Class A Stock) *	585,028

Computers & Peripherals
26,900	Sun Microsystems, Inc.	146,067

4

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Conglomerates
700	Textron, Inc.	$63,651

Construction—0.7%
1,000	Ciments Francais SA (France)	170,132
2,000	D.R. Horton, Inc.	46,860
1,075	Dycom Industries, Inc. *	25,058
6,012	Fraport AG (Germany)	413,200
25,000	Hanson PLC (United Kingdom)	346,460
4,400	Hovnanian Enterprises, Inc. (Class A Stock) *	135,740
2,000	JS Group Corp. (Japan)	41,041
9,786	KB Home	439,783
550	M/I Homes, Inc.	19,756
3,400	Meritage Homes Corp. *	155,652
6,500	Standard - Pacific Corp.	157,495
31,500	Taylor Woodrow PLC (United Kingdom)	218,571
4,500	Toll Brothers, Inc. *	130,095
1,000	USG Corp. *	48,890
1,700	Winnebago Industries	56,593

		2,405,326

Construction Materials
44,900	CSR Ltd. (Australia)	112,649

Consumer Products—0.2%
9,300	Electrolux AB, Series B (Sweden)	170,293
32,100	Shiseido Co. Ltd. (Japan)	625,779

		796,072

Consumer Products & Services—1.9%
3,500	American Greetings Corp. (Class A Stock)	83,685
4,950	Central Garden & Pet Co.	247,351
6,700	Colgate-Palmolive Co.	428,599
4,400	Elizabeth Arden, Inc. *	76,736
2,400	Harman International Industries, Inc.	245,640
61,171	Procter & Gamble Co.	3,877,630
19,700	Reckitt Benckiser PLC (United Kingdom)	857,175
4,000	Scotts Co. (The) (Class A Stock)	197,840
3,400	Snap-On, Inc.	159,902

		6,174,558

Distribution/Wholesale—0.3%
26,800	Marubeni Corp. (Japan)	137,260
4,270	MWI Veterinary Supply, Inc.	143,088
32,000	Sumitomo Corp. (Japan)	420,811
3,450	Watsco, Inc.	171,810

		872,969

Diversified
2,040	Kenexa Corp. *	65,545

Diversified Financial Services—0.6%
120	Ameriprise Financial, Inc.	6,180
25,500	JPMorgan Chase & Co.	1,209,720

5

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
16,300	Shinhan Financial Group Co. Ltd. (Korea)	$751,642

		1,967,542

Diversified Operations—0.5%
232,800	China Merchants Holdings International Co. Ltd. (China)	680,990
4,100	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	150,511
8,201	LVMH Moet Hennessy Louis Vuitton (France)	854,631

		1,686,132

Diversified Telecommunication Services—0.2%
23,900	Koninklijke (Royal) KPN NV (Netherlands)	319,375
73,000	Telestra Corp. Ltd. (Australia)	223,848

		543,223

Drugs & Medicine—0.5%
6,300	Endo Pharmaceuticals Holdings, Inc. *	179,802
35,800	Merck & Co., Inc.	1,626,036

		1,805,838

Education
825	Universal Technical Institute, Inc. *	16,483

Electric Utilities—0.6%
13,300	Exelon Corp.	824,334
19,400	FPL Group, Inc.	989,400
14,600	Sierra Pacific Resources *	221,336

		2,035,070

Electrical Equipment
1,100	General Cable Corp. *	41,360

Electronic Components—1.1%
1,900	Arrow Electronics, Inc. *	56,715
6,800	Checkpoint Systems, Inc. *	123,828
2,700	Emerson Electric Co.	227,880
5,100	Energizer Holdings, Inc. *	398,565
7,600	FLIR Systems, Inc. *	242,744
34,000	Hitachi Ltd. (Japan)	196,229
9,400	Hosiden Corp. (Japan)	104,083
17,200	Kansai Electric Power Co., Inc. (The) (Japan)	405,900
3,250	Pike Electric Corp. *	59,962
1,000	Samsung Electronics Co. Ltd. (Korea)	648,448
29,900	Sanmina-SCI Corp. *	118,105
11,700	Secom Co. Ltd. (Japan)	585,225
26,890	SRS Labs, Inc.	169,676
13,475	TT Electronics PLC (United Kingdom)	57,192
5,400	Waters Corp.	268,920
3,200	Xilinx, Inc.	81,632

		3,745,104

Electronic Components & Equipment—0.4%
4,700	Fanuc Ltd. (Japan)	407,892

6

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
45,000	Sharp Corp. (Japan)	$802,232

		1,210,124

Electronic Equipment & Instruments—0.1%
12,100	Alps Electric Co. Ltd. (Japan)	121,150
1,500	Tech Data Corp. *	59,025

		180,175

Electronics
5,600	Benchmark Electronics, Inc. *	148,680

Energy Equipment & Services—0.4%
1,000	Dril-Quip, Inc. *	39,380
16,000	GlobalSantaFe Corp. (Cayman Islands)	830,400
4,900	Holly Corp.	233,044
3,300	Tidewater, Inc.	164,109

		1,266,933

Entertainment—0.3%
14,300	Capcom Co. Ltd. (Japan)	262,268
18,700	OPAP SA (Greece)	667,797

		930,065

Entertainment & Leisure—1.0%
8,200	Carnival PLC (United Kingdom)	400,278
19,530	Century Casinos, Inc. *	201,745
24,655	Las Vegas Sands, Inc. *	1,878,711
3,030	Life Time Fitness, Inc. *	156,136
1,200	Mattel, Inc.	27,156
2,100	Pinnacle Entertainment, Inc. *	63,546
1,800	Sabre Holdings Corp.	45,756
9,350	Scientific Games Corp. (Class A Stock) *	262,080
7,200	TUI AG (Germany)	157,507

		3,192,915

Environmental Services—0.2%
13,100	Allied Waste Industries, Inc. *	159,165
9,200	Republic Services, Inc.	377,292
1,175	UCBH Holdings, Inc.	20,140
2,590	Waste Connections, Inc. *	105,387

		661,984

Equipment & Services—0.1%
1,900	Schneider Electric SA (France)	197,394

Exchange Traded Funds—0.2%
10	iShares Russell 1000 Value Index Fund	795
5,200	iShares Russell 2000 Growth Index Fund	400,764
5,114	iShares Russell 2000 Value Index Fund	396,079

		797,638

Farming & Agriculture—0.1%
25,100	AWB Ltd. (Australia)	48,979

7

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
207,300	Chaoda Modern Agriculture Holdings Ltd. *	$125,544

		174,523

Finance - Consumer Loans
1,000	Promise Co. Ltd. (Japan)	36,168

Financial - Bank & Trust—6.5%
6,562	ABN AMRO Holding NV (Netherlands)	191,372
400	Amsouth Bancorp	12,088
7,050	Astoria Financial Corp.	204,520
3,100	Banche Popolari Unite Scpa (Italy)	85,066
13,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	318,750
21,900	Banco Santander Central Hispano SA (Spain)	379,017
100,504	Bank of Yokohama Ltd. (The) (Japan)	776,842
2,800	BankUnited Financial Corp. (Class A Stock)	75,516
116,400	Barclays PLC (United Kingdom)	1,570,933
200	BB&T Corp.	8,704
7,100	BNP Paribas (France)	780,673
33,900	Bradford & Bingley PLC (United Kingdom)	298,758
266,300	China Merchants Bank Co. Ltd. (China) *	415,687
11,300	Comerica, Inc.	657,547
9,800	Credit Agricole SA (France)	416,635
11,300	Credit Suisse Group (Switzerland)	681,243
7,300	Danske Bank SA (Denmark)	306,247
4,600	Deutsche Bank AG (Germany) *	578,941
3,400	Dexia (Belgium)	91,823
12,300	Fortis (Belgium)	516,327
33,300	HBOS PLC (United Kingdom)	690,481
7,000	Hudson City Bancorp, Inc.	96,110
115,700	Lloyds TSB Group PLC (United Kingdom)	1,234,843
9,600	Marshall & Ilsley Corp.	460,224
1,590	MB Financial, Inc.	57,335
500	Natexis Banques Populaires (France) *	138,224
26,500	Nomura Holdings, Inc. (Japan)	467,894
30,700	Nordea Bank AB (Sweden)	422,941
5,500	North Fork Bancorp, Inc.	157,190
2,200	Oriental Financial Group, Inc. *	26,312
4,200	Pacific Capital Bancorp	129,192
2,610	PrivateBancorp, Inc.	107,193
2,000	Regions Financial Corp.	75,900
18,400	San Paolo - IMI SpA (Italy)	392,888
5,600	State Street Corp.	359,688
3,800	Sterling Financial Corp. (WA)	126,388
6,100	TCF Financial Corp.	158,783
29,400	U.S. Bancorp	994,896
62,843	UBS AG (Switzerland)	3,757,748
4,300	Wachovia Corp.	238,650
84,564	Wells Fargo & Co.	3,068,828
900	Zions Bancorp	72,360

		21,600,757

Financial - Brokerage—0.1%
1,300	MGIC Investment Corp.	76,388

8

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
11,220	Tradestaion Group, Inc. *	$175,593

		251,981

Financial Services—5.5%
2,300	Accredited Home Lenders Holding Co. *	70,380
700	Affiliated Managers Group, Inc. *	70,098
13,800	AmeriCredit Corp.	352,866
8,500	Asset Acceptance Capital Corp.	151,385
1,011	Calamos Asset Management, Inc.	29,541
400	Capital One Financial Corp.	31,732
10,000	CIT Group, Inc.	520,500
61,800	Citigroup, Inc.	3,099,888
5,300	Deutsche Boerse AG (Germany)	854,618
10,500	E*Trade Group Corp. *	244,440
6,500	Eaton Vance Corp.	201,760
1,500	Financial Federal Corp.	41,280
1,900	First Cash Financial Services, Inc. *	41,059
4,690	First Mercury Financial Corp. *	97,083
2,200	Franklin Resources, Inc.	250,712
16,169	Goldman Sachs Group, Inc.	3,068,715
1,740	Greenhill & Co., Inc.	118,216
105,900	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	838,790
2,333,000	Industrial And Commercial Bank of China (China) *	1,043,928
2,200	International Securities Exchange, Inc.	112,970
5,030	Investment Technology Group, Inc. *	234,901
12,600	Irish Life & Permanent PLC (Ireland)	309,569
8,200	Jefferies Group, Inc.	235,586
30,674	Lehman Brothers Holdings, Inc.	2,387,664
5,500	Merrill Lynch & Co., Inc.	480,810
200	Moneygram International, Inc.	6,842
15,400	Morgan Stanley	1,177,022
19,710	Online Resources Corp. *	206,167
5,530	optionsXpress Holding, Inc.	171,872
5,070	Portfolio Recovery Associates, Inc. *	236,363
9,347	Raymond James Financial, Inc.	297,796
4,500	Sanyo Electric Credit Co. Ltd. (Japan)	76,183
5,800	SEI Investments Co.	326,424
700	Student Loan Corp. (The)	144,900
6,900	T. Rowe Price Group, Inc.	326,439
4,000	Takefuji Corp. (Japan)	145,013
1,700	TD Ameritrade Holding Corp.	27,999
18,500	Western Union Co. *	407,925

		18,439,436

Food & Beverage—0.2%
40,128	SABMiller PLC (South Africa)	776,182

Food & Staples Retailing
14,180	SunOpta, Inc. *	139,673

Food Products—0.3%
37,900	Cadbury Schweppes PLC (United Kingdom)	381,364
5,300	Sara Lee Corp.	90,630

9

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
18,500	Unilever PLC, ADR (Britain)	$449,180

		921,174

Foods—0.7%
25,386	Archer-Daniels-Midland Co.	977,361
650	Corn Products International, Inc.	23,523
11,800	Dairy Crest Group PLC (United Kingdom) *	137,531
8,700	Dean Foods Co. *	364,443
1,100	H.J. Heinz Co.	46,376
100	Kellogg Co.	5,031
9,100	Kraft Foods, Inc. (Class A Stock)	313,040
46,600	Northern Foods PLC (United Kingdom)	78,892
1,700	Sysco Corp.	59,466
14,400	Tate & Lyle PLC (United Kingdom)	216,455

		2,222,118

Healthcare Equipment & Supplies—0.1%
2,510	Arthrocare Corp. *	101,429
5,220	Cutera, Inc. *	148,718
4,440	Kyphon, Inc. *	175,380

		425,527

Healthcare Providers & Services—0.6%
5,900	Caremark Rx, Inc.	290,457
4,000	CIGNA Corp.	467,920
6,400	Express Scripts, Inc. *	407,808
8,000	HCA, Inc.	404,160
44,200	Tenet Healthcare Corp. *	312,052

		1,882,397

Healthcare Services—1.7%
575	Amedisys, Inc. *	23,328
5,500	AMERIGROUP Corp. *	164,780
5,750	AMN Healthcare Services, Inc. *	145,417
4,900	Centene Corp. *	115,591
4,400	Covance, Inc. *	257,400
24,140	Five Star Quality Care	248,883
3,800	Healthways, Inc. *	160,930
9,100	Humana, Inc.	546,000
2,375	LHC Group, Inc. *	58,473
2,330	Pediatrix Medical Group, Inc. *	104,687
4,700	Sunrise Senior Living, Inc. *	146,687
77,460	UnitedHealth Group, Inc.	3,778,499

		5,750,675

Healthcare-Products—0.2%
2,900	Dade Behring Holdings, Inc.	105,647
4,250	ResMed, Inc. *	186,957
15,740	Solexa, Inc. *	161,178

10

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
3,170	Vital Signs, Inc.	$178,661

		632,443

Home Furnishings
3,400	Furniture Brands International, Inc.	63,240

Hotels & Motels—0.9%
4,900	Choice Hotels International, Inc.	205,408
3,400	Hospitality Properties Trust	164,764
26,970	MGM Mirage *	1,160,249
6,494	Station Casinos, Inc.	391,588
14,627	Wynn Resorts Ltd. *	1,075,670

		2,997,679

Hotels, Restaurants & Leisure—0.8%
6,500	Carnival Corp. (Panama)	317,330
5,021	Harrah’s Entertainment, Inc.	373,211
15,100	Marriott International, Inc. (Class A Stock)	630,727
5,600	Wyndham Worldwide Corp *	165,200
20,256	Yum! Brands, Inc.	1,204,422

		2,690,890

Household Durables—0.8%
7,400	Alpine Electronics, Inc. (Japan)	106,867
6,200	Centex Corp.	324,260
4,500	Fortune Brands, Inc.	346,275
36,073	Lennar Corp. (Class A Stock)	1,712,746
2,100	Lennar Corp. (Class B Stock)	93,471

		2,583,619

Household Products—0.2%
10,000	Kimberly-Clark Corp.	665,200

Household Products / Wares
9,300	Husqvarna AB (Sweden) (Class B Stock)	113,958

Independent Power Producers & Energy Traders—0.5%
26,900	TXU Corp.	1,698,197

Industrial Conglomerates—0.5%
5,000	3M Co.	394,200
80,000	Citic Pacific Ltd. (Hong Kong)	245,847
850	Teleflex, Inc.	52,870
32,600	Tyco International Ltd. (Bermuda)	959,418

		1,652,335

Industrial Products—0.3%
3,835	Air Liquide (France)	816,426
2,400	Harsco Corp.	195,912
49,200	Kurabo Industries Ltd. (Japan)	124,099

		1,136,437

Insurance—5.8%
11,800	Aegon NV (Netherlands)	217,021
29,200	Allstate Corp. (The)	1,791,712

11

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
8,800	AMBAC Financial Group, Inc.	$734,712
6,600	American International Group, Inc.	443,322
19,570	Amerisafe, Inc. *	243,842
5,400	Assurant, Inc.	284,364
22,000	Aviva PLC (United Kingdom)	325,239
3,500	Baloise Holding (Switzerland)	334,794
1,100	Chubb Corp.	58,465
1,800	CNP Assurances (France)	189,417
3,775	Delphi Financial Group, Inc. (Class A Stock)	148,169
56,810	Genworth Financial, Inc. (Class A Stock)	1,899,726
5,900	Hanover Insurance Group, Inc. (The)	267,565
6,100	Hartford Financial Service Group, Inc.	531,737
2,837	HCC Insurance Holdings, Inc.	95,493
625	Hilb, Rogal & Hobbs Co.	24,950
17,000	ING Groep NV, ADR (Netherlands)	753,111
91,200	Legal & General PLC (United Kingdom)	251,386
2,700	Lincoln National Corp.	170,937
13,600	Loews Corp.	529,312
13,200	Marsh & McLennan Cos., Inc.	388,608
15,764	MBIA, Inc.	977,683
27,500	MetLife, Inc.	1,571,075
11,500	Millea Holdings, Inc. (Japan)	434,612
3,380	Navigators Group, Inc. *	159,097
49,800	Old Mutual PLC (United Kingdom) *	161,019
11,200	Philadelphia Consolidated Holding Corp. *	438,144
4,600	Principal Financial Group, Inc.	259,854
4,100	Protective Life Corp.	181,425
112,100	Royal & Sun Alliance Insurance Group PLC (United Kingdom)	315,410
4,400	Security Capital Assurance Ltd. *	110,880
46,200	St. Paul Travelers Cos., Inc. (The)	2,362,206
7,800	State Auto Financial Corp.	250,614
10,900	Swiss Re (Switzerland)	893,694
4,500	United Fire & Casualty Co.	159,210
31,100	UnumProvident Corp.	615,158
2,750	W.R. Berkely Corp.	101,365
3,900	XL Capital Ltd. (Class A Stock)	275,145
1,000	Zurich Financial Services AG (Switzerland)	247,176

		19,197,649

Internet Services—0.8%
5,170	Dealertrack Holdings, Inc. *	131,783
600	eBay, Inc. *	19,278
2,370	Equinix, Inc.	162,108
2,300	Google, Inc. (Class A Stock) *	1,095,697
4,400	IAC/InterActiveCorp *	136,312
20,300	Intel Corp.	433,202
7,130	j2 Global Communications, Inc. *	195,647
3,410	Nutri System, Inc. *	210,329
6,780	RADVision Ltd. *	129,973
1,525	Vignette Corp. *	24,857

		2,539,186

12

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Internet Software & Services—0.1%
12,900	Oracle Corp. *	$238,263

IT Services—0.4%
45,700	Electronic Data Systems Corp.	1,157,581

Machinery—1.2%
4,900	AGCO Corp. *	131,075
835	Briggs & Stratton Corp.	21,284
4,100	Bucyrus International, Inc. (Class A Stock)	171,790
9,000	Caterpillar, Inc.	546,390
9,800	Deere & Co.	834,274
14,400	Flow International Corp. *	169,632
1,000	IDEX Corp.	46,900
1,100	Joy Global, Inc.	43,021
3,900	MAN AG (Germany) *	346,690
1,475	Nordson Corp.	67,924
2,260	Regal-Beloit Corp.	111,757
500	Rieter Holdings AG (Switzerland)	236,928
1,400	Rockwell Automation, Inc.	86,800
6,800	SPX Corp.	391,136
10,600	Terex Corp. *	548,656
4,500	Volvo, AB (Class B Shares) (Sweden)	281,312

		4,035,569

Machinery - Construction & Mining—0.2%
32,900	Komatsu Ltd. (Japan)	593,553

Manufacturing—1.0%
1,025	Actuant Corp. (Class A Stock)	52,624
4,600	American Railcar Industries, Inc.	142,140
4,500	Eaton Corp.	325,935
78,000	General Electric Co.	2,738,580
9,900	Hexcel Corp. *	160,281
1,575	Jacuzzi Brands, Inc. *	19,514

		3,439,074

Media—1.3%
58,700	CBS Corp. (Class B Stock)	1,698,778
23,700	Disney (Walt) Co.	745,602
300	EchoStar Communications Corp. (Class A Stock)	10,656
1,800	EW Scripps Co. (Class A Stock)	89,028
19,900	Gannett Co., Inc.	1,176,886
14,400	News Corp. (Class A Stock)	300,240
13,600	Shaw Communications, Inc. (Class B Stock) (Canada)	446,047

		4,467,237

Medical Supplies & Equipment—1.7%
7,250	Angiodynamics, Inc. *	156,962
300	Baxter International, Inc.	13,791
3,600	Becton Dickinson & Co.	252,108
6,900	Cardinal Health, Inc.	451,605
3,600	Cooper Cos., Inc.	207,468
1,100	Idexx Laboratories, Inc. *	91,531
29,900	Johnson & Johnson	2,015,260

13

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
1,400	Medical Action Industries, Inc. *	$37,198
11,100	Medtronic, Inc.	540,348
7,850	Micrus Endovascular Corp.	105,190
6,000	Nipro Corp. (Japan)	107,477
14,450	Novamed, Inc.	110,542
5,620	NuVasive, Inc. *	132,126
30,540	Orthovita, Inc.	112,693
5,138	PolyMedica Corp.	213,484
2,800	Sepracor, Inc. *	144,928
19,180	Spectranetics Corp.	238,216
8,300	Staar Surgical Co.	69,056
800	Volcano Corp. *	12,696
7,400	WellPoint, Inc. *	564,768

		5,577,447

Metals—0.1%
24,000	Crane Group Ltd. (Australia)	240,481

Metals & Mining—1.7%
52,000	Alcoa, Inc.	1,503,320
6,400	Birch Mountain Resources Ltd. *	23,360
51,600	Bluescope Steel Ltd. (Australia)	289,284
4,000	Boehler-Uddeholm AG (Austria) *	248,012
700	Cleveland-Cliffs, Inc.	29,603
425	Gibraltar Industries, Inc.	8,972
1,900	Newmont Mining Corp.	86,013
40,900	NSK Ltd. (Japan)	342,713
4,100	Nucor Corp.	239,481
6,000	Phelps Dodge Corp.	602,280
8,600	Rautaruukki Oyj (Finland)	284,065
15,600	Rio Tinto PLC (United Kingdom)	860,599
4,700	Southern Peru Copper Corp.	241,486
11,200	ThyssenKrup AG (Germany)	415,689
5,400	Timken Co.	162,270
4,800	United States Steel Corp.	324,480

		5,661,627

Multi-Line Retail—0.4%
9,700	Federated Department Stores, Inc.	425,927
25,500	Next PLC (United Kingdom)	914,484

		1,340,411

Multimedia—0.5%
9,200	McGraw-Hill Cos., Inc.	590,364
43,200	Time Warner, Inc.	864,432
4,500	Viacom, Inc. (Class B Stock) *	175,140

		1,629,936

Office Equipment—0.1%
2,990	Cymer, Inc. *	138,527
750	HNI Corp.	33,727

14

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
8,700	Ricoh Co. Ltd. (Japan)	$171,835

		344,089

Oil & Gas—0.2%
1,400	Baker Hughes, Inc.	96,670
12,000	Norsk Hydro ASA (Norway)	275,821
4,800	Total SA (France)	324,999

		697,490

Oil & Gas Exploration/Production
1,720	Core Laboratories NV (Netherlands) *	125,371

Oil, Gas & Consumable Fuels—7.2%
5,800	Anadarko Petroleum Corp.	269,236
14,500	Apache Corp.	947,140
2,175	Arena Resources, Inc. *	77,691
1,700	Ashland, Inc.	100,470
88,900	BP PLC (United Kingdom)	988,663
6,550	Cabot Oil & Gas Corp.	346,561
17,500	Canadian Natural Resources Ltd. (Canada)	910,882
13,900	ChevronTexaco Corp.	934,080
943,594	China Petroleum & Chemical Corp. (China)	655,173
40,700	ConocoPhillips	2,451,768
45,200	Cosmo Oil Co. Ltd. (Japan)	188,599
13,900	Devon Energy Corp.	929,076
47,300	Eni SpA (Italy)	1,426,528
4,500	EOG Resources, Inc.	299,385
39,300	Exxon Mobil Corp.	2,806,806
3,050	Gulfport Energy Corp. *	36,356
3,400	Halliburton Co.	109,990
5,659	Headwaters, Inc. *	140,060
2,900	Houston Exploration Co. *	157,064
1,820	Lufkin Industries, Inc.	109,819
6,100	Lukoil, ADR (Russia)	493,490
6,900	Marathon Oil Corp.	596,160
1,400	Nabors Industries Ltd. (Bermuda) *	43,232
48,000	Nippon Oil Corp. (Japan)	357,060
24,900	Occidental Petroleum Corp.	1,168,806
6,010	Oceaneering International, Inc. *	216,300
6,250	Oil States International, Inc. *	181,500
3,800	Oneok, Inc.	158,194
67,000	Osaka Gas Co. Ltd. (Japan)	241,751
14,200	Repsol YPF SA (Spain)	471,213
2,250	Rosetta Resources, Inc. *	40,680
14,200	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	492,055
16,700	Royal Dutch Shell PLC (Class B Stock) (Netherlands)	598,260
14,000	Santos Ltd. (Australia)	114,805
34,722	Schlumberger Ltd.	2,190,264
4,700	Sunoco, Inc.	310,811
6,440	Superior Energy Services, Inc.	201,572
3,500	Swift Energy Co. *	163,520
3,500	Tesoro Corp.	223,790
76,000	Tokyo Gas Co. Ltd. (Japan)	387,944
1,450	Universal Compression Holdings, Inc. *	87,377

15

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
17,400	Valero Energy Corp.	$910,542
3,200	Weatherford International Ltd.	131,456
7,400	XTO Energy, Inc.	345,284

		24,011,413

Paper & Forest Products—0.4%
16,900	Hokuetsu Paper Mills Ltd. (Japan)	96,093
29,000	New Oji Paper Co. Ltd. (Japan)	153,734
60	Nippon Unipac Group, Inc. (Japan)	214,954
23,900	Rengo Co. Ltd. (Japan)	152,651
16,900	Stora Enso Oyj (Finland)	273,503
9,200	Weyerhaeuser Co.	585,028

		1,475,963

Pharmaceuticals—3.8%
9,500	Abbott Laboratories	451,345
3,200	Altana AG (Germany)	178,601
12,740	American Medical Systems Holdings, Inc. *	226,899
11,800	AmerisourceBergen Corp.	556,960
15,000	Amgen, Inc. *	1,138,650
17,371	Amylin Pharmaceuticals, Inc. *	763,629
4,200	AstraZeneca PLC (United Kingdom)	248,204
2,175	Barr Pharmaceuticals, Inc. *	113,905
9,300	Forest Laboratories, Inc. *	455,142
6,100	GlaxoSmithKline PLC (United Kingdom)	162,906
19,000	Kaken Pharmaceutical Co. Ltd. (Japan)	129,640
25,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	192,382
14,900	Lemaitre Vascular, Inc. *	90,145
19,900	Novartis AG (Switzerland)	1,207,709
10,600	Novo Nordisk SA (Class B Stock) (Denmark)	800,438
3,200	Ono Pharmaceutical Co. Ltd. (Japan)	156,231
93,400	Pfizer, Inc.	2,489,110
9,400	Pharmaceutical Product Development, Inc.	297,510
7,400	Roche Holding AG (Switzerland)	1,294,948
13,500	Schering-Plough Corp.	298,890
26,000	Tanabe Seiyaku Co. Ltd. (Japan)	320,123
22,900	Teva Pharmaceutical Industries Ltd., ADR (Israel)	755,013
8,400	Wyeth	428,652

		12,757,032

Pipelines
4,000	Dynegy, Inc. (Class A Stock) *	24,320

Real Estate—0.4%
625,100	China Overseas Land & Investment Ltd. (Hong Kong)	569,866
12,604	St. Joe Co. (The)	677,843

		1,247,709

Real Estate Investment Trusts—1.2%
5,000	Apartment Investment & Management Co. (Class A Stock)	286,600
1,625	Ashford Hospitality Trust	20,930
4,857	CB Richard Ellis Group, Inc. *	145,856

16

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
2,900	Crescent Real Estate Equities Co.	$63,220
200	Global Signal, Inc.	10,860
1,300	Highland Hospitality Corp.	17,966
17,300	Host Marriot Corp.	398,938
2,900	Jones Lang Lasal, Inc.	266,800
1,200	Kilroy Realty Corp.	90,396
8,150	KKR Financial Corp.	218,664
2,200	Mack-Cali Realty Corp.	116,380
6,050	MFA Mortgage Investments, Inc.	47,916
11,500	New Century Financial Corp.	452,870
9,000	ProLogis	569,430
2,700	Realty Income Corp.	71,280
925	Redwood Trust, Inc.	50,847
6,300	Simon Property Group, Inc.	611,730
3,400	SL Green Realty Corp.	411,570
100	Taubman Centers, Inc.	4,690

		3,856,943

Real Estate Management & Development—0.1%
15,700	Realogy Corp. *	404,746

Restaurants—0.3%
3,400	Brinker International, Inc.	157,862
15,500	McDonald’s Corp.	649,760
1,700	Wendy’s International, Inc.	58,820

		866,442

Retail & Merchandising—3.4%
1,100	Abercrombie & Fitch Co. (Class A Stock)	84,315
19,800	Autonation, Inc. *	396,990
9,400	Big Lots, Inc. *	198,152
12,880	Cache, Inc. *	276,276
20,400	Circuit City Stores, Inc.	550,392
4,800	Costco Wholesale Corp.	256,224
13,600	CVS Corp.	426,768
13,100	Darden Restaurants, Inc.	548,890
4,400	Dillard’s, Inc. (Class A Stock)	132,748
91,700	DSG International PLC (United Kingdom)	380,458
1,375	Guitar Center, Inc. *	59,634
25,400	House of Fraser PLC (United Kingdom) *	71,346
4,100	J.C. Penney Co., Inc	308,443
1,500	Kohl’s Corp. *	105,900
44,922	Lowe’s Cos., Inc.	1,353,949
14,700	Office Depot, Inc. *	617,253
2,700	Rallye SA (France)	129,123
1,225	Regis Corp.	45,999
2,900	School Specialty, Inc. *	113,564
8,587	Sonic Corp. *	195,354
650	Stage Stores, Inc.	21,067
4,300	Staples, Inc.	110,897
42,527	Starbucks Corp. *	1,605,394
5,600	Stein Mart, Inc.	91,672
18,332	Target Corp.	1,084,888
4,350	Triarc Cos., Inc. (Class B Stock)	73,036

17

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
2,500	United Auto Group, Inc.	$57,450
224,500	Wal-Mart de Mexico SA de CV (Mexico)	780,695
16,100	Wal-Mart Stores, Inc.	793,408
3,462	Yamada Denki Co. Ltd. (Japan)	344,557

		11,214,842

Retailers - Food & Drug—0.6%
8,540	Alliance Boots PLC (United Kingdom)	131,948
12,200	Carrefour SA (France)	743,357
2,300	Kroger Co. (The) *	51,727
14,100	Safeway, Inc.	413,976
1,500	Supervalu, Inc.	50,100
76,387	Tesco PLC (United Kingdom)	573,380

		1,964,488

Road & Rail
2,800	Avis Budget Group *	55,412

Savings & Loan
200	New York Community Bancorp.	3,270

Semiconductors—1.0%
1,720	ATMI, Inc. *	54,507
5,800	Freescale Semiconductor, Inc. (Class B Stock)	228,114
12,500	Lam Research Corp. *	618,125
1,700	Linear Technology Corp.	52,904
37,000	Micron Technology, Inc. *	534,650
6,440	Sillicon Motion Technology Corp., ADR (Cayman Islands) *	98,983
54,326	Texas Instruments, Inc.	1,639,558
8,420	Volterra Semiconductor Corp. *	145,329

		3,372,170

Semiconductors & Semiconductor Equipment
16,200	Atmel Corp. *	93,150

Software—0.5%
21,900	BMC Software, Inc. *	663,789
44,705	CA, Inc.	1,106,896

		1,770,685

Specialty Retail—0.4%
7,355	Aaron Rents, Inc.	182,992
19,300	Home Depot, Inc. (The)	720,469
10,700	Limited Brands, Inc.	315,329
2,200	MSC Industrial Direct Co., Inc.	90,024

		1,308,814

Steel Producers/Products—0.1%
3,900	Voestalpine AG (Austria)	183,922

Telecommunication Services—0.7%
65,900	AT&T, Inc.	2,257,075

18

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
300	Crown Castle International Corp. *	$10,095

		2,267,170

Telecommunications—4.4%
21,600	Amdocs Ltd. (Israel) *	837,216
64,817	America Movil SA de CV, ADR (Mexico)	2,778,705
2,700	BellSouth Corp.	121,770
128,000	BT Group PLC (United Kingdom)	679,396
16,500	China Mobile Ltd. (Hong Kong)	134,084
127,532	Cisco Systems, Inc. *	3,077,347
4,605	CommScope, Inc. *	146,946
9,500	Corning, Inc. *	194,085
6,600	Deutsche Telekom AG (Germany)	114,225
38,100	France Telecom SA (France)	989,566
2,200	Juniper Networks, Inc. *	37,884
106,100	MobileOne Ltd. (Singapore)	134,942
54,742	Motorola, Inc.	1,262,351
90	Nippon Telegraph and Telephone Corp. (Japan)	453,251
300	NTT Docomo, Inc. (Japan)	459,151
4,500	QUALCOMM, Inc.	163,755
29,461	Sprint Nextel Corp.	550,626
600	Swisscom AG (Switzerland)	209,558
4,475	Tekelec *	66,006
6,600	Time Warner Telecom, Inc. (Class A Stock) *	131,604
60,500	Verizon Communications, Inc.	2,238,500

		14,780,968

Telecommunications - Cellular—0.3%
119,263	Vodafone Group PLC (United Kingdom)	307,125
29,790	Vodafone Group PLC, ADR (United Kingdom)	770,072

		1,077,197

Textiles, Apparel & Luxury Goods—0.2%
13,700	Benetton Group SpA (Italy)	259,484
3,800	Coach, Inc. *	150,632
9,900	Jones Apparel Group, Inc.	330,660

		740,776

Thrifts & Mortgage Finance—1.3%
41,000	Countrywide Financial Corp.	1,562,920
1,300	Fannie Mae	77,038
27,600	Freddie Mac	1,904,124
21,000	Washington Mutual, Inc.	888,300

		4,432,382

Tobacco—1.0%
36,500	Altria Group, Inc.	2,968,545
6,800	UST, Inc.	364,208

		3,332,753

Transportation—2.5%
675	Amerco, Inc. *	61,911

19

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
2,050	Arlington Tankers Ltd.	$49,446
29,783	Burlington North Santa Fe Corp.	2,309,076
25,300	CSX Corp.	902,451
3,300	Expeditors International Washington, Inc.	156,453
18,351	FedEx Corp.	2,101,923
940	Genesee & Wyoming, Inc. (Class A Stock) *	26,405
1,315	Landstar System, Inc.	61,069
72,900	Neptune Orient Lines Ltd. (Singapore)	95,058
16,900	Norfolk Southern Corp.	888,433
39,050	Orient Overseas International Ltd. (Hong Kong)	170,215
2,600	Overseas Shipholding Group, Inc. *	162,630
14,363	Union Pacific Corp.	1,301,719

		8,286,789
Utilities—1.7%
15,400	American Electric Power Co., Inc.	638,022
18,300	CMS Energy Corp. *	272,487
2,800	DTE Energy Co.	127,204
18,600	Duke Energy Corp.	588,504
14,200	Edison International	631,048
14,100	Endesa SA (Spain)	625,179
57,100	Energias de Portugal SA (Portugal) *	256,528
10,300	Hokkaido Electric Power Co., Inc. (Japan)	245,710
3,300	Illinois Tool Works, Inc.	158,169
6,200	Kyushu Electric Power Co., Inc. (Japan)	144,987
300	Mohawk Industries, Inc. *	21,810
8,500	Northeast Utilities	212,585
31,500	Northumbrian Water Group PLC (United Kingdom)	174,256
5,700	PG&E Corp.	245,898
3,500	Pinnacle West Capital Corp.	167,335
4,150	PNM Resources, Inc.	116,864
3,500	SCANA Corp.	139,860
6,800	Tohoku Electric Power Co., Inc. (Japan)	150,588
8,820	Viridian Group PLC (United Kingdom)	222,927
1,920	Westar Energy, Inc.	48,614
2,600	Wisconsin Energy Corp.	119,444
9,200	Xcel Energy, Inc.	203,044

		5,511,063

	Total Long-Term Investments (cost $272,754,846)	319,875,346

SHORT-TERM INVESTMENTS—5.0%
AFFILIATED MONEY MARKET MUTUAL FUND
16,765,564	Dryden Core Investment Fund - Taxable Money Market Series (cost $16,765,564) (a)	16,765,564

	Total Investments—101.1% (cost $289,520,410) (c)	336,640,910
	Liabilities in Excess of Other Assets (b)—(1.1)%	(3,676,173)

	NET ASSETS—100%	$332,964,737

20

Target Growth Allocation Fund

Schedule of Investments	October 31, 2006 (Unaudited) Cont’d.

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund also serves as co- manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on foreign currency contracts of:

Foreign currency contracts outstanding at October 31, 2006:

Purchase Contracts	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Euros,
Expiring 04/04/07	2,550	$3,263,669	$3,278,092	$14,423

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Korean Won
Expiring 01/12/07	626,800	$652,577	$665,216	$(12,639)
Mexican Peso,
Expiring 12/06/06	20,090	1,772,230	1,864,633	(92,403)
Pound Sterling,
Expiring 12/05/06	760	1,418,920	1,450,178	(31,258)

		$3,843,727	$3,980,027	$(136,300)

(c)	The United States federal income tax basis of the Fund’s investments was $291,014,340; accordingly, net unrealized appreciation on investments for federal income tax purposes was $45,626,570 (gross unrealized appreciation - $49,378,266; gross unrealized depreciation - $3,751,696). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

21

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.1%
COMMON STOCKS 68.4%
Advertising 0.1%
17,300	JC Decaux SA (France)	$441,603

Aerospace 1.9%
875	Alliant Techsystems, Inc. *	67,559
5,560	Be Aerospace, Inc. *	140,557
8,900	Boeing Co. (The)	710,754
605	DRS Technologies, Inc.	26,753
14,400	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	599,472
21,739	General Dynamics Corp.	1,545,643
22,068	Lockheed Martin Corp.	1,918,371
5,600	Moog, Inc. (Class A Stock) *	208,880
27,600	Northrop Grumman Corp.	1,832,364
9,600	Raytheon Co.	479,520
25,477	United Technologies Corp.	1,674,348

		9,204,221
Aerospace & Defense 0.1%
2,900	Goodrich Corp.	127,861
2,480	Heico Corp.	89,974
1,200	Honeywell International, Inc.	50,544

		268,379
Airlines 0.1%
122,100	Qantas Airways Ltd. (Australia)	400,883
28,000	Singapore Airlines Ltd. (Singapore)	273,381

		674,264
Apparel 0.2%
18,060	Adidas-Salomon AG (Germany)	904,948

Apparel Manufacturers
5,980	Carter’s, Inc. *	168,815

Auto Components
2,800	Magna International, Inc. (Class A Stock) (Canada)	209,440

Auto Parts & Related 0.1%
6,400	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	521,959
2,990	Keystone Automotive Industries, Inc. *	114,995

		636,954
Automobile Manufacturers 0.2%
26,000	Fuji Heavy Industries Ltd. (Japan)	150,058
19,000	General Motors Corp.	663,480
2,200	Volkswagen AG (Germany)	217,049
1,700	Winnebago Industries, Inc.	56,593

		1,087,180
Automobiles 1.1%
17,200	Honda Motor Co. Ltd. (Japan)	608,850
16,800	Nissan Motor Co. Ltd. (Japan)	201,247

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
6,800	PSA Peugeot Citroen SA (France)	$390,637
3,100	Renault SA (France) *	362,618
22,600	Toyota Motor Corp. (Japan)	1,339,130
13,882	Toyota Motor Corp., ADR (Japan)	1,638,076
4,300	Valeo SA (France)	161,845
7,100	Volvo AB (Class B Stock) (Sweden)	443,848

		5,146,251
Automotive Parts 0.5%
1,700	Advance Auto Parts, Inc.	59,534
5,500	Autoliv, Inc.	312,785
600	Georg Fischer AG (Switzerland) *	307,223
37,300	GKN PLC (United Kingdom)	217,369
9,300	Johnson Controls, Inc.	758,322
825	Monro Muffler, Inc.	31,292
9,500	Paccar, Inc.	562,495
1,700	United Auto Group, Inc.	39,066

		2,288,086
Banks
3,800	Colonial BancGroup, Inc. (The)	90,592

Beverages 0.7%
5,900	Anheuser-Busch Cos., Inc.	279,778
10,000	Asahi Breweries Ltd. (Japan)	142,533
400	Coca-Cola Co. (The)	18,688
26,300	Coca-Cola Enterprises, Inc.	526,789
3,460	Hansen Natural Corp. *	109,855
33,931	Heinekin NV, ADR (Netherlands)	768,934
9,067	PepsiCo, Inc.	575,211
41,828	SABmiller PLC (South Africa)	809,065

		3,230,853
Biotechnology 1.4%
20,500	Amgen, Inc. *	1,556,155
12,600	Applera Corp. - Applied Biosystems Group	469,980
2,600	Biogen Idec, Inc. *	123,760
13,700	Celgene Corp. *	732,128
33,222	Genentech, Inc. *	2,767,393
12,430	Genzyme Corp. *	839,149

		6,488,565
Broadcasting 0.1%
1,400	Liberty Media Holding Corp. *	124,684
7,240	Marchex, Inc. (Class B Stock)	102,663
14,800	News Corp. (Class A Stock)	308,580

		535,927
Building & Building Products 0.2%
29,000	Masco Corp.	801,850

Building Materials 0.3%
1,100	Ciments Francais SA (France)*	187,145

Target Moderate Allocation Fund

Shares	Description	Value
26,200	Hanson PLC (United Kingdom)	$363,091
103,004	Kingfisher PLC (United Kingdom)	517,250
61,000	Kurabo Industries Ltd. (Japan)	153,862

		1,221,348
Building Products
2,560	Lennox International, Inc.	69,018

Business Services 0.2%
2,500	Administaff, Inc.	86,125
5,090	AMN Healthcare Services, Inc. *	128,726
8,480	Barrett Business Services *	181,133
6,800	Manpower, Inc.	460,836
495	WESCO International, Inc. *	32,309

		889,129
Cable Television
700	EchoStar Communications Corp. (Class A Stock) *	24,864

Capital Goods
2,500	Harsco Corp.	204,075

Capital Markets
3,500	SEI Investments Co.	196,980

Chemicals 1.4%
80	Arkema (France) *	3,901
38,000	Asahi Kasei Corp. (Japan)	242,709
6,700	BASF AG (Germany)	590,550
4,000	Bayer AG (Germany)	201,401
705	Cytec Industries, Inc.	39,050
45,300	Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	172,361
39,800	Dow Chemical Co.	1,623,442
12,500	Eastman Chemical Co.	761,500
725	Givaudan SA (Switzerland)	600,257
23,700	Imperial Chemical Industries PLC (United Kingdom)	183,888
34,900	Mitsubishi Chemical Holdings Corp. (Japan)	223,207
4,700	PPG Industries, Inc.	321,480
10,800	Praxair, Inc.	650,700
9,500	Rohm & Haas Co.	492,290
1,800	Syngenta AG (Switzerland) *	290,680
2,950	Valspar Corp.	79,031

		6,476,447
Clothing & Apparel 0.1%
8,790	Iconix Brand Group, Inc. *	163,846
100	NIKE, Inc. (Class B Stock)	9,188
5,500	Phillips-Van Heusen Corp.	251,680

		424,714
Commercial Banks 1.3%
104,474	Bank of Yokohama Ltd. (The) (Japan)	807,528
114,500	Barclays PLC (United Kingdom)	1,545,290
10,900	Deutsche Boerse AG (Germany)	1,573,573
5,500	First Horizon National Corp.	216,260
18,600	KeyCorp	690,804

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
112,900	Lloyds TSB Group PLC (United Kingdom)	$1,204,959
3,800	UnionBanCal Corp.	218,804

		6,257,218
Commercial Services 0.7%
600	Dollar Thrifty Automotive Group *	24,096
9,270	FirstService Corp. (Canada) *	221,924
6,330	Healthspring, Inc. *	127,486
4,300	HMS Holdings Corp. *	59,082
1,635	McGrath Rentcorp	44,145
11,900	McKesson Corp.	596,071
4,200	Moody’s Corp.	278,460
250	On Assignment, Inc. *	2,838
8,890	Rollins, Inc.	192,380
3,950	Steiner Leisure Ltd. *	180,278
6,890	Team, Inc. *	219,860
15,000	Toppan Printing Co. Ltd. (Japan)	164,422
9,200	TUI AG (Germany)	201,258
575	Universal Technical Institute, Inc. *	11,488
22,800	Waste Management, Inc.	854,544

		3,178,332
Computer Hardware 1.0%
13,500	Cadence Design System, Inc. *	241,110
10,300	Computer Sciences Corp. *	544,355
39,800	Hewlett-Packard Co.	1,541,852
17,500	International Business Machines Corp.	1,615,775
19,700	Synopsys, Inc. *	443,447
21,700	Western Digital Corp. *	396,676

		4,783,215
Computer Networking
5,900	Atheros Communications, Inc. *	128,207

Computer Services & Software 1.1%
3,800	Advanced Mirco Devices, Inc. *	80,826
3,340	Advent Software, Inc. *	123,647
3,090	American Reprographics Co. *	109,695
575	Blackbaud, Inc.	14,375
8,880	Concur Technologies, Inc. *	141,547
4,900	Global Payments, Inc.	214,179
765	Micros Systems, Inc. *	38,005
116,000	Microsoft Corp.	3,330,360
8,700	Oracle Corp. *	160,689
6,010	Radvision Ltd. (Israel) *	115,212
2,900	SAP AG (Germany)	576,958
7,620	The9 Ltd., ADR (China) *	179,908
1,000	Tyler Technologies, Inc. *	14,190

		5,099,591
Computers 0.1%
9,500	Lexmark International, Inc. (Class A Stock) *	604,105

Target Moderate Allocation Fund

Shares	Description	Value
Computers & Peripherals
28,900	Sun Microsystems, Inc. *	$156,927

Conglomerates 0.1%
38,300	Marubeni Corp. (Japan)	196,158
1,100	Textron, Inc.	100,023

		296,181
Construction 0.3%
59,700	CSR Ltd. (Australia)	149,780
2,200	D.R. Horton, Inc.	51,546
725	Dycom Industries, Inc. *	16,900
6,367	Fraport AG (Germany)	437,599
2,000	JS Group Corp. (Japan)	41,041
11,005	KB Home	494,565
20,800	Taylor Woodrow PLC (United Kingdom)	144,326
4,700	Toll Brothers, Inc. *	135,877

		1,471,634
Consumer & Service
20,700	Interserve PLC (United Kingdom)	150,049

Consumer Products
9,500	Electrolux AB, Series B (Sweden)	173,955

Consumer Products & Services 1.7%
29,000	Altria Group, Inc.	2,358,570
4,390	Central Garden & Pet Co. *	219,368
5,700	Colgate-Palmolive Co.	364,629
4,400	Elizabeth Arden, Inc. *	76,736
60,570	Procter & Gamble Co.	3,839,532
21,000	Reckitt Benckiser PLC (United Kingdom)	913,740
3,725	Scotts Co. (The) (Class A Stock)	184,239

		7,956,814
Cosmetics & Toiletries 0.1%
33,600	Shiseido Co. Ltd. (Japan)	655,021

Distribution/Wholesale 0.1%
3,790	MWI Veterinary Supply, Inc. *	127,003
16,000	Sumitomo Corp. (Japan)	210,406

		337,409
Diversified Financial Services 0.4%
9,500	E*Trade Financial Corp. *	221,160
27,700	JPMorgan Chase & Co.	1,314,088
31,100	Nomura Holdings, Inc. (Japan)	549,113

		2,084,361
Diversified Manufacturing
800	Carlisle Cos., Inc.	66,952
1,810	Kenexa Corp. *	58,155

		125,107

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Diversified Operations 0.4%
244,200	China Merchants Holdings International Co. Ltd. (China)	$714,338
87,000	Citic Pacific Ltd. (Hong Kong)	267,358
9,008	LVMH Moet Hennessy Louis Vuitton (France)	938,729

		1,920,425
Diversified Telecommunication Services 0.1%
23,500	Koninklijke KPN NV (Netherlands)	314,029

Electric
3,400	Dynegy, Inc. (Class A Stock) *	20,672
3,600	SCANA Corp.	143,856

		164,528
Electric Utilities 0.5%
13,700	Exelon Corp.	849,126
20,300	FPL Group, Inc.	1,035,300
15,300	Sierra Pacific Resources *	231,948

		2,116,374
Electrical Equipment
725	General Cable Corp. *	27,260

Electronic Components 1.1%
11,400	Alpine Electronics, Inc. (Japan)	164,632
12,100	Alps Electric Co. Ltd. (Japan)	121,150
2,400	Arrow Electronics, Inc. *	71,640
1,900	Emerson Electric Co.	160,360
4,000	Energizer Holdings, Inc. *	312,600
5,000	Fanuc Ltd. (Japan)	433,928
7,500	FLIR Systems, Inc. *	239,550
2,500	Harman International Industries, Inc.	255,875
39,000	Hitachi Ltd. (Japan)	225,087
11,900	Hokkaido Electric Power Co., Inc. (Japan)	283,878
12,300	Hosiden Corp. (Japan)	136,193
17,300	Kansai Electric Power Co., Inc. (The) (Japan)	408,260
7,800	Kyushu Electric Power Co., Inc. (Japan)	182,403
2,200	Pike Electric Corp. *	40,590
3,600	Pinnacle West Capital Corp.	172,116
4,250	PNM Resources, Inc.	119,680
31,100	Sanmina-SCI Corp. *	122,845
13,700	Secom Co. Ltd. (Japan)	685,264
47,500	Sharp Corp. (Japan)	846,800
14,100	TT Electronics PLC (United Kingdom)	59,845
6,900	Waters Corp. *	343,620

		5,386,316
Electronic Components & Equipment 0.1%
1,900	Schneider Electric SA (France)	197,394
22,000	SMK Corp. (Japan)	150,485

		347,879

Target Moderate Allocation Fund

Shares	Description	Value
Electronic Equipment & Instruments
1,500	Tech Data Corp. *	$59,025

Electronics
5,600	Benchmark Electronics, Inc. *	148,680

Energy Equipment & Services 0.4%
987,390	China Petroleum Chemical Corp. (China)	685,582
2,400	Diamond Offshore Drilling, Inc.	166,152
900	Dril-Quip, Inc. *	35,442
16,500	GlobalSantaFe Corp.	856,350
2,600	Holly Corp.	123,656
1,700	Tidewater, Inc.	84,541

		1,951,723
Engineering/Construction
3,800	URS Corp. *	153,558

Entertainment 0.1%
16,100	Capcom Co. Ltd. (Japan)	295,280

Entertainment & Leisure 0.6%
8,500	Carnival PLC (United Kingdom)	414,923
17,310	Century Casinos, Inc. *	178,812
22,954	Las Vegas Sands, Inc. *	1,749,095
2,680	Life Time Fitness, Inc. *	138,101
900	Mattel, Inc.	20,367
1,800	Pinnacle Entertainment, Inc. *	54,468
1,700	Sabre Holdings Corp.	43,214
8,300	Scientific Games Corp. (Class A Stock) *	232,649
23,830	SRS Labs, Inc. *	150,367

		2,981,996
Environmental Services
12,000	Allied Waste Industries, Inc. *	145,800
1,740	Waste Connections, Inc. *	70,801

		216,601
Exchange Traded Funds 0.3%
17,400	iShares MSCI South Korea Index Fund	822,150
10	iShares Russell 1000 Value Index Fund	794
4,600	iShares Russell 2000 Growth Index Fund	354,522
4,328	iShares Russell 2000 Value Index Fund	335,204

		1,512,670
Farming & Agriculture 0.5%
38,400	AWB Ltd. (Australia)	74,932
243,100	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	147,225
43,599	Monsanto Co.	1,927,948

		2,150,105
Finance - Consumer Loans
900	Promise Co. Ltd. (Japan)	32,551

Financial - Bank & Trust 4.7%
5,072	ABN AMRO Holding NV (Netherlands)	147,918

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
2,400	Accredited Home Lenders Holding Co. *	$73,440
600	AmSouth Bancorp	18,132
7,350	Astoria Financial Corp.	213,224
6,000	Banche Popolari Unite Scpa (Italy)	164,644
12,800	Banco Bilbao Vizcaya Argentaria SA (Spain)	309,091
32,500	Banco Santander Central Hispano SA (Spain)	562,469
70,559	Bank of America Corp.	3,801,013
200	BB&T Corp.	8,704
7,500	BNP Paribas SA (France)	824,654
23,900	Bradford & Bingley PLC (United Kingdom)	210,629
277,700	China Merchants Bank Co. Ltd. (Hong Kong) *	433,482
11,600	Comerica, Inc.	675,004
10,100	Commonwealth Bank of Australia (Australia)	373,057
14,200	Credit Agricole SA (France)	603,696
12,900	Credit Suisse Group (Switzerland)	777,702
4,800	Danske Bank A/S (Denmark)	201,368
7,000	Dexia (Belgium)	189,047
10,200	Fortis (Belgium)	428,173
34,900	HBOS PLC (United Kingdom)	723,658
17,200	Hudson City Bancorp, Inc.	236,156
9,900	Marshall & Ilsley Corp.	474,606
1,090	MB Financial, Inc.	39,305
600	Natexis Banques Populaires (France)	165,869
26,600	Nordea Bank AB (Sweden)	366,457
5,600	North Fork Bancorp, Inc.	160,048
2,300	Oriental Financial Group, Inc.	27,508
4,300	Pacific Capital Bancorp	132,268
2,000	Regions Financial Corp.	75,900
17,800	Royal Bank of Scotland Group PLC (United Kingdom)	634,271
8,600	SanPaolo IMI SpA (Italy)	183,633
1,200	Societe Generale (France)	199,410
3,700	Sterling Financial Corp.	123,062
800	Student Loan Corp. (The)	165,600
3,700	Takefuji Corp. (Japan)	134,137
6,400	TCF Financial Corp.	166,592
30,300	U.S. Bancorp	1,025,352
63,264	UBS AG (Switzerland) *	3,783,010
775	UCBH Holdings, Inc.	13,284
900	Verwaltungs und Privat Bank AG (Switzerland)	226,980
4,600	Wachovia Corp.	255,300
82,102	Wells Fargo & Co.	2,979,482
900	Zions Bancorp	72,360

		22,379,695
Financial - Brokerage 0.5%
2,900	Bankunited Financial Corp. (Class A Stock)	78,213
8,500	Jefferies Group, Inc.	244,205
4,200	Merrill Lynch & Co., Inc.	367,164
1,500	MGIC Investment Corp.	88,140
15,100	Morgan Stanley	1,154,093
9,147	Raymond James Financial, Inc.	291,423
9,950	TradeStation Group, Inc. *	155,718

		2,378,956

Target Moderate Allocation Fund

Shares	Description	Value
Financial Services 3.4%
475	Affiliated Managers Group, Inc. *	47,566
16,400	AmeriCredit Corp. *	419,348
9,540	Ameriprise Financial, Inc.	491,310
6,200	Asset Acceptance Capital Corp. *	110,422
1,012	Calamos Asset Management, Inc.( Class A Stock )	29,571
400	Capital One Financial Corp.	31,732
10,300	CIT Group, Inc.	536,115
66,600	Citigroup, Inc.	3,340,656
6,800	Eaton Vance Corp.	211,072
2,264	Euronext NV (France)	226,831
1,000	Financial Federal Corp.	27,520
1,275	First Cash Financial Services, Inc. *	27,553
4,140	First Financial Mercury Corp. *	85,698
2,300	Franklin Resources, Inc.	262,108
16,459	Goldman Sachs Group, Inc.	3,123,754
1,540	Greenhill & Co., Inc.	104,628
110,100	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	872,057
2,396,000	Industrial and Commercial Bank of China (China) *	1,072,118
1,950	International Securities Exchange, Inc.	100,132
4,460	Investment Technology Group, Inc. *	208,282
10,800	Irish Life & Permanent PLC (Ireland)	265,344
33,282	Lehman Brothers Holdings, Inc.	2,590,671
11,400	Okasan Holdings, Inc. (Japan)	88,603
4,900	OptionsXpress Holdings, Inc.	152,292
4,510	Portfolio Recovery Associates, Inc. *	210,256
2,240	PrivateBancorp, Inc.	91,997
14,700	Santos Ltd. (Australia)	120,545
4,800	Sanyo Electric Credit Co. Ltd. (Japan)	81,262
6,000	State Street Corp.	385,380
4,100	T. Rowe Price Group, Inc.	193,971
2,300	TD Ameritrade Holding Corp.	37,881
18,200	Western Union Co. (The) *	401,310

		15,947,985
Food & Beverage 0.1%
23,600	Dairy Crest Group PLC (United Kingdom)	275,062
48,600	Northern Foods PLC (United Kingdom)	82,278
14,500	Tate & Lyle PLC (United Kingdom)	217,958

		575,298
Food & Staples Retailing 0.3%
12,700	Carrefour SA (France)	773,823
12,560	SunOpta, Inc. *	123,716
79,905	Tesco PLC (United Kingdom)	599,787

		1,497,326
Food Products 0.4%
25,569	Archer-Daniels-Midland Co.	984,406
40,600	Cadbury Schweppes PLC (United Kingdom)	408,533

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
5,500	Sara Lee Corp.	$94,050
18,560	Unilever PLC, ADR (United Kingdom)	450,637

		1,937,626
Foods 0.1%
450	Corn Products International, Inc.	16,286
1,100	H.J. Heinz Co.	46,376
200	Kellogg Co.	10,062
5,400	Kraft Foods, Inc. (Class A Stock)	185,760
4,100	Kroger Co. (The)	92,209
4,600	Safeway, Inc.	135,056
1,700	Sysco Corp.	59,466

		545,215
Gaming 0.2%
20,000	OPAP SA (Greece)	714,222

Healthcare Equipment & Supplies 0.1%
2,230	Arthrocare Corp. *	90,114
4,590	Cutera, Inc. *	130,769
3,930	Kyphon, Inc. *	155,235

		376,118
Healthcare Providers & Services 0.3%
6,300	Caremark Rx, Inc.	310,149
4,000	CIGNA Corp.	467,920
7,100	HCA, Inc. *	358,692
46,000	Tenet Healthcare Corp. *	324,760

		1,461,521
Healthcare Services 1.4%
375	Amedisys, Inc. *	15,214
5,700	Amerigroup Corp. *	170,772
4,800	Centene Corp. *	113,232
4,600	Covance, Inc. *	269,100
21,390	Five Star Quality Care, Inc. *	220,531
1,700	Healthcare Services Group	46,206
3,800	Healthways, Inc. *	160,930
9,400	Humana, Inc. *	564,000
1,600	LHC Group, Inc. *	39,392
1,580	Pediatrix Medical Group, Inc. *	70,989
13,980	Solexa, Inc. *	143,155
4,900	Sunrise Senior Living, Inc. *	152,929
81,740	UnitedHealth Group, Inc.	3,987,277
7,700	WellPoint, Inc. *	587,664

		6,541,391
Hotels & Motels 0.7%
7,600	Choice Hotels International, Inc.	318,592
30,056	MGM Mirage *	1,293,009
6,638	Station Casinos, Inc.	400,272

Target Moderate Allocation Fund

Shares	Description	Value
16,300	Wynn Resorts Ltd. *	$1,198,702

		3,210,575
Hotels, Restaurants & Leisure 0.4%
7,400	Carnival Corp.	361,268
5,222	Harrah’s Entertainment, Inc.	388,151
9,800	Marriott International, Inc. (Class A Stock)	409,346
13,700	McDonald’s Corp.	574,304
5,620	Wyndham Worldwide Corp. *	165,790

		1,898,859
Household Durables 0.5%
6,200	Centex Corp.	324,260
3,400	Fortune Brands, Inc.	261,630
2,300	Furniture Brands International, Inc.	42,780
37,683	Lennar Corp. (Class A Stock)	1,789,189
2,100	Lennar Corp. (Class B Stock)	93,471
375	M/I Homes, Inc.	13,470
500	Mohawk Industries, Inc. *	36,350

		2,561,150
Household Products 0.1%
8,900	Kimberly-Clark Corp.	592,028

Household Products / Wares
9,500	Husqvarna AB (Sweden) *(Class B Stock)	116,409

Independent Power Producers & Energy Traders 0.4%
27,000	TXU Corp.	1,704,510

Industrial Conglomerates 0.3%
4,100	3M Co.	323,244
575	Teleflex, Inc.	35,765
34,000	Tyco International Ltd. (Bermuda)	1,000,620

		1,359,629
Industrial Products 0.2%
3,955	Air Liquide (France)	841,973

Insurance 4.2%
16,300	Aegon NV (France)	299,783
30,800	Allstate Corp. (The)	1,889,888
7,000	Ambac Financial Group, Inc.	584,430
6,800	American International Group, Inc.	456,756
17,340	Amerisafe, Inc. *	216,056
5,600	Assurant, Inc.	294,896
14,300	Aviva PLC (United Kingdom)	211,405
4,400	Baloise Holding AG (Switzerland)	420,884
900	Chubb Corp.	47,835
1,400	CNP Assurances (France)	147,324
3,900	Delphi Financial Group, Inc. (Class A Stock)	153,075
54,448	Genworth Financial, Inc. (Class A Stock)	1,820,741
6,200	Hanover Insurance Group, Inc. (The)	281,170
6,000	Hartford Financial Services Group, Inc.	523,020
2,062	HCC Insurance Holdings, Inc.	69,407
425	Hilb, Rogal & Hobbs Co.	16,966

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
16,847	ING Groep NV, ADR (Netherlands)	$746,333
107,300	Legal & General PLC (United Kingdom)	295,764
2,500	Lincoln National Corp.	158,275
14,000	Loews Corp.	544,880
14,000	Marsh & McLennan Cos., Inc.	412,160
17,300	MBIA, Inc.	1,072,946
32,000	MetLife, Inc.	1,828,160
12,000	Millea Holdings, Inc. (Japan)	453,508
2,990	Navigators Group, Inc. *	140,739
50,900	Old Mutual PLC (United Kingdom)	164,576
8,400	Philadelphia Consolidated Holding Corp. *	328,608
7,800	Principal Financial Group, Inc.	440,622
4,500	Protective Life Corp.	199,125
3,900	Radian Group, Inc.	207,870
140,800	Royal & Sun Alliance Insurance Group PLC (United Kingdom)	396,162
3,800	Security Cap Assurance Ltd. *	95,760
44,201	St. Paul Travelers Cos., Inc. (The)	2,259,997
4,400	State Auto Financial Corp.	141,372
11,700	Swiss Re (Switzerland)	959,286
3,825	United Fire & Casualty Co.	135,329
32,400	UnumProvident Corp.	640,872
2,500	W.R. Berkely Corp.	92,150
4,100	XL Capital Ltd. (Class A Stock)	289,255
1,000	Zurich Financial Services AG (Switzerland)	247,177

		19,684,562
Internet Services 1.1%
70,423	America Movil SA de CV, Series L, ADR (Mexico)	3,019,034
2,100	Ctrip.com International Ltd., ADR (China)	102,900
4,580	DealerTrack Holdings, Inc. *	116,744
800	eBay, Inc. *	25,704
2,100	Equinix, Inc. *	143,640
2,650	Google, Inc. (Class A Stock) *	1,262,433
6,320	j2 Global Communications, Inc. *	173,421
3,020	Nutri/System, Inc. *	186,274
17,470	Online Resources Corp. *	182,736
1,050	Vignette Corp. *	17,115

		5,230,001
IT Services 0.3%
53,200	Electronic Data Systems Corp.	1,347,556

Machinery 1.1%
8,700	AGCO Corp. *	232,725
54,000	Bluescope Steel Ltd. (Australia)	302,739
560	Briggs & Stratton Corp.	14,274
4,200	Bucyrus International, Inc. (Class A Stock)	175,980
10,700	Caterpillar, Inc.	649,597
1,300	Crane Co.	50,622
9,700	Deere & Co.	825,761
4,700	Eaton Corp.	340,421
12,760	Flow International Corp. *	150,313
675	IDEX Corp.	31,657

Target Moderate Allocation Fund

Shares	Description	Value
4,300	MAN AG (Germany)	$382,248
1,000	Nordson Corp.	46,050
2,000	Regal-Beloit Corp.	98,900
500	Rieter Holdings AG (Switzerland)	236,928
1,900	Rockwell Automation, Inc.	117,800
3,600	Snap-On, Inc.	169,308
17,000	Spectranetics Corp. *	211,140
7,100	SPX Corp.	408,392
10,900	Terex Corp. *	564,184
3,175	Watsco, Inc.	158,115

		5,167,154
Machinery - Construction & Mining 0.1%
35,100	Komatsu Ltd. (Japan)	633,244

Manufacturing 0.1%
700	Actuant Corp. (Class A Stock)	35,938
4,080	American Railcar Industries, Inc.	126,072
9,900	Hexcel Corp. *	160,281
1,075	Jacuzzi Brands, Inc. *	13,319
3,400	NKT Holdings SA (Denmark)	267,224

		602,834
Media 2.2%
54,950	CBS Corp. (Class B Stock)	1,590,253
9,300	Clear Channel Communications, Inc.	324,105
68,788	Comcast Corp. (Class A Stock) *	2,797,608
1,600	E.W. Scripps Co. (Class A Stock)	79,136
16,600	Gannett Co., Inc.	981,724
9,300	McGraw-Hill Cos., Inc.	596,781
23,700	Rogers Communications, Inc. (Class B Stock) (Canada)	1,418,053
14,300	Shaw Communications, Inc. (Class B Stock) (Canada)	469,005
46,600	Time Warner, Inc.	932,466
2,700	Univision Communications, Inc. (Class A Stock) *	94,662
6,100	Viacom, Inc. (Class B Stock) *	237,412
23,200	Walt Disney Co.	729,872

		10,251,077
Medical Supplies & Equipment 1.0%
6,430	Angiodynamics, Inc. *	139,209
400	Baxter International, Inc.	18,388
4,900	Becton Dickinson & Co.	343,147
4,000	Cardinal Health, Inc.	261,800
3,700	Cooper Cos, Inc. (The)	213,231
1,800	Gen-Probe, Inc. *	86,166
1,100	Idexx Laboratories, Inc. *	91,531
29,300	Johnson & Johnson	1,974,820
950	Medical Action Industries, Inc. *	25,241
9,300	Medtronic, Inc.	452,724
7,050	Micrus Endovascular Corp. *	94,470
8,600	Nipro Corp. (Japan)	154,051
12,580	Novamed, Inc. *	96,237
4,980	NuVasive, Inc. *	117,080
26,840	Orthovita, Inc. *	99,040

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
4,559	PolyMedica Corp.	$189,426
3,780	Resmed, Inc. *	166,282
7,400	Staar Surgical Co. *	61,568
2,810	Vital Signs, Inc.	158,372
700	Volcano Corp. *	11,109

		4,753,892
Metals & Mining 1.2%
55,300	Alcoa, Inc.	1,598,723
4,325	Birch Mountain Resources Ltd. *	15,786
4,800	Boehler-Uddeholm AG (Austria) *	297,615
475	Cleveland-Cliffs, Inc.	20,088
25,600	Crane Group Ltd. (Australia)	256,513
300	Gibraltar Industries, Inc.	6,333
1,100	Joy Global, Inc.	43,021
1,800	Newmont Mining Corp.	81,486
35,900	NSK Ltd. (Japan)	300,816
6,000	Phelps Dodge Corp.	602,280
8,700	Rautaruukki OYJ (Finland)	287,368
16,700	Rio Tinto PLC (United Kingdom)	921,283
5,700	Southern Copper Corp.	292,866
11,700	ThyssenKrupp AG (Germany)	434,246
5,700	Timken Co.	171,285
4,500	United States Steel Corp.	304,200

		5,633,909
Miscellaneous Manufacturers 0.7%
82,700	General Electric Co.	2,903,597
4,600	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	168,866

		3,072,463
Multi-Line Retail 0.1%
10,500	Federated Department Stores, Inc.	461,055

Office Equipment 0.1%
2,650	Cymer, Inc. *	122,774
525	HNI Corp.	23,609
9,000	Ricoh Co. Ltd. (Japan)	177,761

		324,144
Oil & Gas
800	Baker Hughes, Inc.	55,240

Oil & Gas Exploration/Production
1,530	Core Laboratories NV (Netherlands) *	111,522

Oil, Gas & Consumable Fuels 5.2%
5,900	Anadarko Petroleum Corp.	273,878
15,000	Apache Corp.	979,800
1,475	Arena Resources, Inc. *	52,687
1,200	Ashland, Inc.	70,920
87,900	BP PLC (United Kingdom)	977,542
6,750	Cabot Oil & Gas Corp.	357,143
18,200	Canadian Natural Resources Ltd. (Canada)	947,317

Target Moderate Allocation Fund

Shares	Description	Value
14,700	ChevronTexaco Corp.	$987,840
41,900	ConocoPhillips	2,524,056
33,800	Cosmo Oil Co. Ltd. (Japan)	141,032
12,300	Devon Energy Corp.	822,132
51,200	Eni SpA (Italy)	1,544,149
7,000	EOG Resources, Inc.	465,710
43,700	Exxon Mobil Corp.	3,121,054
2,075	Gulfport Energy Corp. *	24,734
3,300	Halliburton Co.	106,755
3,000	Houston Exploration Co. *	162,480
1,620	Lufkin Industries, Inc.	97,751
6,400	Lukoil, ADR (Russia)*	517,760
5,900	Marathon Oil Corp.	509,760
900	Nabors Industries Ltd. (Bermuda)*	27,792
54,000	Nippon Oil Corp. (Japan)	401,693
100	Noble Corp. (Cayman Islands)	7,010
10,800	Norsk Hydro ASA (Norway)	248,239
26,700	Occidental Petroleum Corp.	1,253,298
6,191	Oceaneering International, Inc. *	222,814
5,370	Oil States International, Inc. *	155,945
3,900	ONEOK, Inc.	162,357
56,200	Osaka Gas Co. Ltd. (Japan)	202,782
15,200	Repsol YPF SA (Spain)	504,397
1,525	Rosetta Resources, Inc. *	27,572
15,000	Royal Dutch Shell PLC (Class A Stock) (Netherlands)	519,776
24,000	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	859,775
36,665	Schlumberger Ltd.	2,312,828
4,900	Sunoco, Inc.	324,037
5,710	Superior Energy Services, Inc. *	178,723
3,700	Swift Energy Co. *	172,864
3,700	Tesoro Corp.	236,578
79,500	Tokyo Gas Co. Ltd. (Japan)	405,810
3,200	Total SA (France)	216,666
1,000	Universal Compression Holdings, Inc. *	60,260
19,600	Valero Energy Corp.	1,025,668
3,300	Weatherford International Ltd. (Bermuda) *	135,564
7,800	XTO Energy, Inc.	363,948

		24,710,896
Paper & Forest Products 0.3%
18,800	Hokuetsu Paper Mills Ltd. (Japan)	106,896
80	Nippon Unipac Group, Inc. (Japan)	286,606
19,000	OJI Paper Co. Ltd. (Japan)	100,722
30,000	Rengo Co. Ltd. (Japan)	191,612
300	Smurfit-Stone Container Corp. *	3,198
19,200	Stora Enso OYJ (Finland)(Class R Stock)	310,725
9,600	Weyerhaeuser Co.	610,464

		1,610,223
Pharmaceuticals 3.0%
8,800	Abbott Laboratories	418,088
3,500	Altana AG (Germany)	195,345
11,310	American Medical Systems Holdings, Inc. *	201,431
12,100	AmerisourceBergen Corp.	571,120

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
17,953	Amylin Pharmaceuticals, Inc. *	$789,214
3,400	AstraZeneca PLC (United Kingdom)	200,927
2,250	Barr Pharmaceuticals, Inc. *	117,833
8,600	Endo Pharmaceuticals Holdings, Inc. *	245,444
7,800	Express Scripts, Inc. *	497,016
5,500	Forest Laboratories, Inc. *	269,170
6,300	GlaxoSmithKline PLC (United Kingdom)	168,247
24,300	Kaken Pharmaceutical Co. Ltd. (Japan)	165,802
15,000	Kyowa Hakko Kogyo Co. Ltd. (Japan)	115,429
13,300	Lemaitre Vascular, Inc *	80,465
34,400	Merck & Co., Inc.	1,562,448
20,800	Novartis AG (Switzerland)	1,262,329
11,300	Novo Nordisk SA (Class B Stock) (Denmark)	853,297
3,200	Ono Pharmaceutical Co. Ltd. (Japan)	156,231
89,800	Pfizer, Inc.	2,393,170
9,800	Pharmaceutical Product Development, Inc.	310,170
7,900	Roche Holding AG (Switzerland)	1,382,444
13,700	Schering-Plough Corp.	303,318
2,800	Sepracor, Inc. *	144,928
27,000	Tanabe Seiyaku Co. Ltd. (Japan)	332,436
25,500	Teva Pharmaceutical Industries Ltd., ADR (Israel)	840,735
12,700	Wyeth	648,081

		14,225,118
Railroads 0.2%
19,000	Norfolk Southern Corp.	998,830

Real Estate 0.4%
652,500	China Overseas Land & Investment Ltd. (Hong Kong)	594,845
4,400	Hovnanian Enterprises, Inc. (Class A Stock) *	135,740
3,300	Meritage Homes Corp. *	151,074
625	Redwood Trust, Inc.	34,356
14,046	St. Joe Co. (The)	755,394
6,400	Standard Pacific Corp.	155,072

		1,826,481
Real Estate Investment Trust - Other Reit 0.1%
6,300	Simon Property Group, Inc.	611,730

Real Estate Investment Trusts 0.8%
5,100	Apartment Investment & Management Co. (Class A Stock)	292,332
1,100	Ashford Hospitality Trust, Inc.	14,168
4,985	CB Richard Ellis Group, Inc. *	149,700
3,500	Crescent Real Estate Equities Co.	76,300
100	Global Signal, Inc.	5,430
875	Highland Hospitality Corp.	12,092
3,500	Hospitality Properties Trust	169,610
17,500	Host Marriot Corp.	403,550
4,600	Jones Lang Lasal, Inc.	423,200
1,200	Kilroy Realty Corp.	90,396
7,220	KKR Financial Corp.	193,713
2,000	Mack-Cali Realty Corp.	105,800
4,075	MFA Mortgage Investments, Inc.	32,274
8,000	New Century Financial Corp.	315,040

Target Moderate Allocation Fund

Shares	Description	Value
9,600	ProLogis	$607,392
600	Public Storage, Inc.	53,826
3,300	Realty Income Corp.	87,120
4,300	SL Green Realty Corp.	520,515
100	Taubman Centers, Inc.	4,690

		3,557,148
Real Estate Management & Development 0.1%
16,225	Realogy Corp. *	418,281

Restaurants
1,700	Wendy’s International, Inc.	58,820

Retail 0.7%
24,400	Autonation, Inc. *	489,220
87,300	DSG International PLC (United Kingdom)	362,203
26,600	House of Fraser PLC (United Kingdom)*	74,716
29,300	Next PLC (United Kingdom)	1,050,760
2,900	Rallye SA (France)	138,687
450	Stage Stores, Inc.	14,585
2,925	Triarc Cos., Inc. (Class B Stock)	49,111
279,800	Wal-Mart de Mexico SA de CV (Mexico)	973,000

		3,152,282
Retail & Merchandising 2.5%
1,200	Abercrombie & Fitch Co. (Class A Stock)	91,980
27,100	Big Lots, Inc. *	571,268
3,500	Brinker International, Inc.	162,505
11,400	Cache, Inc. *	244,530
21,000	Circuit City Stores, Inc.	566,580
4,700	Costco Wholesale Corp.	250,886
22,200	CVS Corp.	696,636
13,400	Darden Restaurants, Inc.	561,460
3,600	Dillard’s, Inc. (Class A Stock)	108,612
950	Guitar Center, Inc. *	41,202
4,000	J.C. Penney Co., Inc.	300,920
5,386	JOS. A. Bank Clothiers, Inc. *	159,910
2,100	Kohl’s Corp. *	148,260
45,917	Lowe’s Cos., Inc.	1,383,938
15,100	Office Depot, Inc. *	634,049
825	Regis Corp.	30,979
3,100	School Specialty, Inc. *	121,396
7,862	Sonic Corp. *	178,860
3,300	Staples, Inc.	85,107
44,287	Starbucks Corp. *	1,671,834
5,800	Stein Mart, Inc.	94,946
1,500	SUPERVALU, Inc.	50,100
19,005	Target Corp.	1,124,716
17,200	Wal-Mart Stores, Inc.	847,616
3,621	Yamada Denki Co. Ltd. (Japan)	360,382
22,258	Yum! Brands, Inc.	1,323,461

		11,812,133
Road & Rail
2,810	Avis Budget Group *	55,610

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Semiconductors 0.8%
1,170	ATMI, Inc. *	$37,077
6,800	CheckPoint Systems, Inc. *	123,828
11,200	Freescale Semiconductor, Inc. (Class B Stock) *	440,496
19,600	Intel Corp.	418,264
1,600	Linear Technology Corp.	49,792
38,000	Micron Technology, Inc. *	549,100
5,630	Sillicon Motion Technology Corp., ADR (Taiwan)*	86,533
53,439	Texas Instruments, Inc.	1,612,789
7,460	Volterra Semiconductor Corp. *	128,760
3,800	Xilinx, Inc.	96,938

		3,543,577
Semiconductors & Semiconductor Equipment
19,200	Atmel Corp. *	110,400

Software 0.6%
29,700	BMC Software, Inc. *	900,207
46,705	CA, Inc.	1,156,416
18,200	First Data Corp.	441,350
200	MoneyGram International, Inc.	6,842
16,340	Omniture, Inc. *	148,367

		2,653,182
Specialty Retail 0.3%
1,980	Aaron Rents, Inc.	49,262
4,400	Aaron Rents, Inc. (Class B Stock)	109,472
20,100	Home Depot, Inc.	750,333
11,200	Limited Brands, Inc.	330,064

		1,239,131
Steel Producers/Products
4,100	Voestalpine AG (Austria)	193,354
Telecommunication Services

100	Crown Castle International Corp. *	3,365

Telecommunications 3.4%
22,500	Amdocs Ltd. (Israel)*	872,100
64,900	AT&T, Inc.	2,222,825
2,600	BellSouth Corp.	117,260
137,800	BT Group PLC (United Kingdom)	731,413
3,300	CenturyTel, Inc.	132,792
17,000	China Mobile Ltd. (Hong Kong)	138,147
126,916	Cisco Systems, Inc. *	3,062,483
3,885	CommScope, Inc. *	123,970
10,900	Corning, Inc. *	222,687
12,400	Deutsche Telekom AG (Germany)	214,604
39,800	France Telecom SA (France)	1,033,720
1,300	Juniper Networks, Inc. *	22,386
111,300	MobileOne Ltd. (Singapore)	141,556
59,450	Motorola, Inc.	1,370,917
100	Nippon Telegraph and Telephone Corp. (Japan)	503,612
240	NTT Docomo, Inc. (Japan)	367,321

Target Moderate Allocation Fund

Shares	Description	Value
4,500	QUALCOMM, Inc.	$163,755
29,915	Sprint Nextel Corp.	559,111
600	Swisscom AG (Switzerland)	209,557
3,025	Tekelec *	44,619
76,500	Telestra Corp. Ltd. (Australia)	234,581
5,850	Time Warner Telecom, Inc. (Class A Stock) *	116,649
62,400	Verizon Communications, Inc.	2,308,800
196,108	Vodafone Group PLC (United Kingdom)	1,232,542

		16,147,407
Textiles, Apparel & Luxury Goods 0.2%
14,700	Benetton Group SpA (Italy)	278,424
3,800	Coach, Inc. *	150,632
16,900	Jones Apparel Group, Inc.	564,460

		993,516
Thrifts & Mortgage Finance 1.0%
36,200	Countrywide Financial Corp.	1,379,944
1,300	Fannie Mae	77,038
29,100	Freddie Mac	2,007,609
24,800	Washington Mutual, Inc.	1,049,040

		4,513,631
Tobacco 0.2%
7,400	Reynolds America, Inc.	467,384
7,800	UST, Inc.	417,768

		885,152
Transportation 1.5%
450	AMERCO *	41,274
1,525	Arlington Tankers Ltd. (Bermuda)	36,783
30,874	Burlington North Santa Fe Corp.	2,393,661
25,400	CSX Corp.	906,018
18,749	FedEx Corp.	2,147,510
640	Genesee & Wyoming, Inc. (Class A Stock) *	17,978
915	Landstar System, Inc.	42,493
82,000	Neptune Orient Lines Ltd. (Singapore)	106,924
41,030	Orient Overseas International Ltd. (Bermuda)	178,845
900	Overseas Shipholding Group, Inc.	56,295
13,955	Union Pacific Corp.	1,264,742

		7,192,523
Utilities 1.1%
11,900	Alliance & Leicester PLC (United Kingdom)	253,559
16,300	American Electric Power Co., Inc.	675,309
18,800	CMS Energy Corp. *	279,932
2,800	DTE Energy Co.	127,204
17,900	Duke Energy Corp.	566,356
15,200	Edison International	675,488
13,500	Endesa SA (Spain)	598,576
50,100	Energias de Portugal SA (Portugal)	225,079
5,572	Headwaters, Inc. *	137,907

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
2,600	Illinois Tool Works, Inc.	$124,618
8,800	Northeast Utilities	220,088
31,800	Northumbrian Water Group PLC (United Kingdom)	175,915
7,100	PG&E Corp.	306,294
6,600	Tohoku Electric Power Co., Inc. (Japan)	146,159
9,360	Viridian Group PLC (United Kingdom)	236,576
1,295	Westar Energy, Inc.	32,789
2,500	Wisconsin Energy Corp.	114,850
10,100	Xcel Energy, Inc.	222,907

		5,119,606

	Total Common Stocks (cost $274,685,989)	324,523,164

Moody’s Ratings	Principal Amount (000)#	Description	Value
ASSET-BACKED SECURITIES 0.6%
Aaa	500	Bear Stearns Commercial Mortgage Securities, Series 2006-BBA7, Class A1, 144A 5.44%, 03/15/19(c)	499,998
Aaa	105	Brazos Student Finance Corp., Series 1998-A, Class A2 5.90%, 06/01/23(c)	105,357
Aaa	400	Chase Credit Card Master Trust, Series 2001-6, Class A 5.45%, 03/16/09(c)	399,995
Aaa	400	Citibank Credit Card Issuance Trust, Series 2003-A4, Class A4 5.484%, 03/20/09(c)	400,139
Aaa	608	Ford Credit Auto Owner Trust, Series 2006-B, Class A1, 144A 5.405%, 09/15/07	608,271
Aaa	400	Honda Auto Receivables Owner Trust, Series 2006-2, Class A2 5.42%, 12/22/08	400,355
Aaa	320	Nelnet Student Loan Trust, Series 2005-1, Class A2 5.387%, 01/26/15	320,416

		Total Asset-Backed Securities (cost $2,731,266)	2,734,531

COLLATERALIZED MORTGAGE OBLIGATIONS 1.0%
Aaa	184	Bank Trust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	183,466
Aaa	318	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 5.393%, 05/25/35(c)	317,351
Aaa	57	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	57,241
Aaa	7	Federal Home Loan Mortgage Corp., Series 2266, Class F 5.78%, 11/15/30(c)	7,402
Aaa	747	Federal National Mortgage Assoc., Series 1998-73, Class MZ 6.30%, 10/17/38	782,619
Aaa	15	Federal National Mortgage Assoc., Series 2000-32, Class FM 5.77%, 10/18/30(c)	15,179
Aaa	1,200	Federal National Mortgage Assoc., Series 2006-5, Class 3A2 4.678%, 05/25/35(c)	1,185,061

Target Moderate Allocation Fund

Moody’s Ratings	Principal Amount (000)#	Description	Value
Aaa	$43	Government National Mortgage Assoc., Series 2009, Class FH 5.82%, 02/16/30(c)	$43,417
Aaa	505	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 4.54%, 12/25/34(c)	498,746
Aaa	394	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A2 5.39%, 08/25/36(c)	393,957
Aaa	1,161	Washington Mutual, Inc., Series 2003-R1, Class A1 5.59%, 12/25/27(c)	1,160,468

		Total Collateralized Mortgage Obligations (cost $4,609,392)	4,644,907

CORPORATE BONDS 1.3%

Advertising 0.1%
Baa1	300	Omnicom Group, Inc., Gtd. Notes 5.90%, 04/15/16	304,852

Consumer Products & Services 0.1%
A3	500	Clorox Co., Sr. Notes 5.515%, 12/14/07(c)	500,843
Baa2	200	Whirlpool Corp., Notes 6.50%, 06/15/16	207,803

			708,646
Diversified Financial Services 0.1%
NR	JPY 36,000	General Electric Capital Corp., Sr. Unsub. Notes 1.40%, 11/02/06	307,811

Diversified Manufacturing 0.2%
Aa3	1,000	Siemens Financieringsmat, Notes (Netherlands) 5.452%, 08/14/09	999,393

Financial - Brokerage 0.2%
Aa3	900	Merrill Lynch & Co., Inc., Notes 5.46%, 08/14/09	900,112

Financial Services 0.1%
Baa1	250	Pemex Project Funding Master Trust, Gtd. Notes 9.25%, 03/30/18	310,625

Gaming 0.1%
Ba1	500	Park Place Entertainment Corp., Sr. Sub. Notes 9.375%, 02/15/07	503,750

Hotels & Motels 0.1%
B1	500	MGM Mirage, Gtd. Notes 9.75%, 06/01/07	510,625

Insurance
A3	100	Xl Capital Europe PLC, Gtd. Notes (United Kingdom) 6.50%, 01/15/12	104,599

Real Estate Investment Trusts
Baa3	200	Nationwide Health Properties, Notes 6.50%, 07/15/11	205,524

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value
Telecommunications 0.2%
A2		$400	BellSouth Corp., Sr. Unsec`d. Notes 5.474%, 08/15/08(c)	$400,125
Baa3		500	Embarq Corp., Notes 7.995%, 06/01/36(c)	531,701

				931,826
Transportation 0.1%
Baa2		400	Fedex Corp., Gtd. Notes 5.45%, 08/08/07	400,558

			Total Corporate Bonds (cost $6,157,903)	6,188,321

FOREIGN GOVERNMENT BOND 0.4%
Ba2		350	Federal Republic of Brazil 11.00%, 01/11/12	431,375
Aa2	JPY	54,000	Republic of Italy 3.80%, 03/27/08	481,517
Ba1		120	Republic of Panama 9.625%, 02/08/11	137,100
Baa2		150	Russian Government International Bond 5.00%, 03/31/30	168,015
Aaa	GBP	400	United Kingdom Gilt 4.25%, 03/07/11	746,524

			Total Foreign Government Bond (cost $1,885,327)	1,964,531

MUNICIPAL BONDS 0.4%
Aa1		500	Arizona Agricultural Improvement & Power District, Salt River Project 4.75%, 01/01/32	512,045
Aaa		200	Georgia State Road & Tollway Authority Revenue Bonds 5.00%, 03/01/21	211,082
Baa3		250	Golden State Tobacco Securitization Corp., Series 2003, Class A-1 6.25%, 06/01/33	277,002
Baa3		300	Tobacco Settlement Financing Corp., New Jersey 6.00%, 06/01/37	323,676
Baa3		250	6.375%, 06/01/32	278,095

			Total Municipal Bonds (cost $1,418,083)	1,601,900

U.S. GOVERNMENT AGENCY OBLIGATIONS 14.6%

U.S. Government Agency Obligation 14.6%
		490	Federal Home Loan Mortgage Corp. 4.41%, 09/01/35(c)	483,947
		510	Federal Home Loan Mortgage Corp. 6.00%, 04/01/16-09/01/22	518,039

Target Moderate Allocation Fund

Principal Amount (000)#	Description	Value
$8,818	Federal National Mortgage Assoc. 4.00%, 05/01/19-01/01/20	$8,363,976
1,561	Federal National Mortgage Assoc. 4.50%,	1,464,638
344	Federal National Mortgage Assoc. 4.614%, 12/01/34(c)	339,563
4,111	Federal National Mortgage Assoc. 5.00%, 02/01/19-11/13/36	3,971,094
104	Federal National Mortgage Assoc. 5.38%, 05/01/36(c)	104,333
33,856	Federal National Mortgage Assoc. 5.50%, 07/01/14-04/01/36	33,486,533
9,000	Federal National Mortgage Assoc. 5.50%, TBA	8,894,502
11,049	Federal National Mortgage Assoc. 6.00%, 03/01/17-10/01/36	11,118,593
153	Federal National Mortgage Assoc. 6.114%, 09/01/34(c)	154,095
59	Government National Mortgage Assoc. 4.50%, 08/15/33	56,211
10	Government National Mortgage Assoc. 4.75%, 09/20/22(c)	9,843
34	Government National Mortgage Assoc. 5.125%, 10/20/27-11/20/29(c)	34,417
186	Government National Mortgage Assoc. 5.50%, 01/15/32	185,439
13	Government National Mortgage Assoc. 8.50%, 05/20/30-04/20/31	13,161

	Total U.S. Government Agency Obligations (cost $69,775,806)	69,198,384

U.S. TREASURY OBLIGATION 9.4%

900	United States Inflation Index Bonds 2.375%, 04/15/11	919,541
7,500	United States Inflation Index Bonds 3.375%, 01/15/07	9,538,116
800	United States Treasury Bonds 3.125%, 01/31/07	796,156
1,400	United States Treasury Bonds 3.625%, 01/15/08	1,769,464
5,000	United States Treasury Bonds 5.25%, 11/15/28	5,312,110
1,000	United States Treasury Bonds 6.125%, 08/15/29	1,184,141
100	United States Treasury Bonds 6.625%, 02/15/27	123,383
400	United States Treasury Bonds 6.75%, 08/15/26	498,062
11,900	United States Treasury Notes 4.25%, 08/15/13-08/15/14	11,663,883

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Moody’s Ratings	Principal Amount (000)#		Description	Value
		$700	United States Treasury Notes 4.50%, 11/15/15	$694,695
		1,200	United States Treasury Notes 4.75%, 03/31/11	1,208,110
		9,200	United States Treasury Notes 4.875%, 04/30/11	9,309,609
		200	United States Treasury Notes 5.125%, 05/15/16	207,906
		750	United States Treasury Notes 6.50%, 11/15/26	911,894
		1,250	United States Treasury Strip, PO 7.25%, 02/15/22	597,208

			Total U.S. Treasury Obligation (cost $44,525,033)	44,734,278

			Total Long-Term Investments (cost $405,788,799)	455,590,016

SHORT-TERM INVESTMENTS 13.8%
U.S. TREASURY OBLIGATION 0.1%
		415	United States Treasury Bills (k) 4.81%, 12/14/06(cost $412,616)	412,599
COMMERCIAL PAPER 0.3%
A1+		200	Rabobank USA Finance Corp. 5.29%, 11/01/06	200,000
A1+		900	Societe Generale 5.23%, 02/09/07	886,907
A2		500	Time Warner, Inc. 5.39%, 01/25/07	493,545

			Total Commercial Paper (cost $1,580,562)	1,580,452

FOREIGN TREASURY OBLIGATIONS 5.8%
	EUR	3,620	Bundesobligation, German Bonds 4.00%, 02/16/07	4,650,368
	EUR	6,210	Dutch Treasury Certificate 3.17%, 12/15/06(c)	7,895,595
	EUR	2,900	Finnish Treasury Bill 3.25%, 11/14/06	3,697,222
	EUR	2,800	French Treasury Bill 2.978%, 12/07/06	3,562,298
	EUR	1,000	French Treasury Bill 3.02%, 11/02/06(c)	1,276,193
	EUR	400	French Treasury Bill 3.12%, 11/16/06	509,849
	EUR	1,920	French Treasury Bill 3.18%, 12/14/06	2,441,150
	EUR	2,010	French Treasury Bill 3.24%, 12/28/06	2,552,244
	EUR	400	German Treasury Bill 3.02%, 12/13/06(c)	508,660

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#		Description	Value
GBP	200	United Kingdom Gilt 5.75%, 12/07/09	$390,706

		Total Foreign Treasury Obligations (cost $27,231,344)	27,484,285

REPURCHASE AGREEMENT 1.1%
5,000		U.S. Treasury Repurchase Agreement, dated 10/31/06, maturing 11/01/06, repurchase price $5,000,729 (collateralized by U.S. Treasury Bill, 5.09%, par value 5,000,000, market value $5,108,627) (cost $5,000,000) 5.25%, 11/01/06	5,000,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 6.5%

30,835,883	Dryden Core Investment Fund - Taxable Money Market Series (cost $30,835,883) (w)	30,835,883

	Total Short-Term Investments (cost $65,256,718)	65,549,372

Contracts/ Notional Amount	Description	Value

OUTSTANDING OPTIONS PURCHASED*

Call Options
22,000,000	Eurodollar Futures expiring 12/18/2006, Strike Price $94.63	1,650
29,000,000	Eurodollar Futures expiring 09/17/2007, Strike Price $95.00	22,475
24,000,000	Eurodollar Futures expiring 09/14/2007, Strike Price $95.25	900
600,000	Swap Option 3 Month LIBOR expiring 04/27/2009 @ 5.75%	60,072
5,300,000	Swap Option 3 Month LIBOR expiring 12/20/2007 @ 5.00%	38,889
9,500,000	Swap Option 3 Month LIBOR expiring 07/02/2007 @ 5.37%	95,152

		219,138
Put Options
154,000,000	Eurodollar Futures expiring 12/18/2006, Strike Price $91.75	962
20,000,000	Eurodollar Futures expiring 12/18/2006, Strike Price $93.00	125
1,000,000	Eurodollar Futures expiring 03/19/2007, Strike Price $92.00	6
135,000,000	Eurodollar Futures expiring 06/18/2007, Strike Price $91.25	844
115,000,000	Eurodollar Futures expiring 12/18/2006, Strike Price $94.13	719
66,000,000	Eurodollar Futures expiring 12/17/2007, Strike Price $91.75	413
600,000	Swap Option 3 Month LIBOR expiring 04/27/2009 @ 6.25%	13,946

		17,015

	Total Outstanding Options Purchased (cost $196,313)	236,153
	Total Investments, Before Outstanding Options Written and Securities Sold Short - 109.9% (cost $471,045,517)(p)	521,139,388

Target Moderate Allocation Fund

Schedule of Investments

October 31, 2006 (Unaudited) Cont’d.

Principal Amount (000)#	Description	Value
SECURITIES SOLD SHORT (3.8)%
9,000	Federal National Mortgage Assoc. 5.50%, TBA	(8,893,125)
9,000	Federal National Mortgage Assoc. 5.50%, TBA	(8,894,502)

	Total Securities Sold Short (proceeds received $17,646,484)	(17,787,627)

Contracts/ Notional Amount
OUTSTANDING OPTIONS WRITTEN*

CALL OPTIONS
22,000,000	Eurodollar Futures expiring 12/18/2006, Strike Price $94.75	(412)
2,300,000	Swap Option 3 Month LIBOR expiring 12/20/2007 @ 5.15%	(39,746)
3,100,000	Swap Option 3 Month LIBOR expiring 07/02/2007 @ 5.50%	(93,369)

	Total Outstanding Options Written (premium received $69,154)	(133,527)

	Total Investments, Net of Outstanding Options Written and Securities Sold Short—106.1% (cost $453,329,879)	503,218,234
	Liabilities in Excess of Other Assets (u)—(6.1)%	(28,955,435)

	NET ASSETS —100%	$474,262,799

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
EUR	Euro Dollar
GBP	British Pound

Target Moderate Allocation Fund

JPY	Japanese Yen
NR	Not Rated by Moodys or Standard & Poor’s
PO	Principal Only Security
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Portfolio’s investments was $472,887,659; accordingly, net unrealized appreciation on investments for federal income tax purposes was $48,251,729 (gross unrealized appreciation $53,218,666; gross unrealized depreciation $4,966,937). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures, forward foreign currency exchange contracts and swap agreements as follows:

Open Future contracts outstanding at October 31, 2006:

Number of Contracts	Type	Expiration Date	Value at October 31, 2006	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
263	5 Yr. U.S. Treasury Notes	Dec. 2006	$27,762,938	$27,593,375	$169,563
4	30 Yr. U.S. Treasury Bonds	Dec. 2006	450,625	461,000	(10,375)
178	90 Day Euro	Sept. 2007	42,330,625	42,256,837	73,788
126	90 Day Euro	Jun. 2007	29,909,250	29,838,300	70,950
62	90 Day Euro	Dec. 2007	14,762,975	14,747,775	15,200
119	90 Day Euro	Mar. 2008	28,347,288	28,267,525	79,763
16	90 Day Sterling	Jun. 2007	3,609,866	3,613,991	(4,125)
36	90 Day Sterling	Sept. 2007	8,124,773	8,132,928	(8,155)
29	90 Day Sterling	Dec. 2007	6,547,030	6,547,961	(931)

			$161,845,370	$161,459,692	$385,678

Short Position:
44	10 Yr. U.S. Treasury Notes	Dec. 2006	$4,761,625	$4,752,156	$(9,469)

Foreign currency exchange contracts outstanding at October 31, 2006:

Purchase Contracts	Notional Amount	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan,
Expiring 03/16/07	2,316,000	$300,000	$297,360	$(2,640)
Expiring 05/09/07	7,292,000	949,974	940,869	(9,105)
Expiring 08/16/07	5,056,600	655,000	658,728	3,728
Euros,
Expiring 11/20/06	1,000,000	1,278,348	1,276,308	(2,040)
Japanese Yen,
Expiring 11/15/06	348,982,000	3,060,405	2,989,774	(70,631)

		$6,243,727	$6,163,039	$(80,688)

Sale Contracts	Notional Amount	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
Expiring 12/08/06	19,891,000	25,317,471	25,440,303	$(122,832)
Pound Sterling,
Expiring 11/30/06	732,000	1,370,564	1,396,707	$(26,143)

		$26,688,035	$26,837,010	$(148,975)

The Fund entered into interest rate swap agreements during the period ended October 31, 2006. Details of the interest rate swap agreements outstanding as of October 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
UBS AB (2)	6/18/2009	USD	5,300	5.00%	3 Month LIBOR	$20,300
Bank of America, N.A. (1)	6/15/2035	USD	700	6.00%	3 Month LIBOR	79,014
Duesche Bank (2)	12/15/2035	GBP	400	4.00%	6 Month LIBOR	(16,950)
UBS AG (2)	10/15/2010	EUR	100	2.15%	FRC - Excluding Tobacco - Non - Revised Consumer Price Index	1,504
Merrill Lynch & Co. (1)	12/15/2015	JPY	60,000	2.00%	6 Month LIBOR	(8,618)
Barclays Capital (1)	12/15/2015	JPY	30,000	2.00%	6 Month LIBOR	(4,256)
Lehman Brothers (2)	12/20/2011	USD	100	5.00%	3 Month LIBOR	362
Barclays Capital (2)	9/15/2010	GBP	400	5.00%	6 Month LIBOR	(4,679)
Goldman Sachs (1)	12/20/2016	USD	4,300	5.00%	3 Month LIBOR	(1,396)
JPMorgan Chase Bank (2)	12/20/2011	USD	1,200	5.00%	3 Month LIBOR	4,338
Morgan Stanley & Co. (2)	12/20/2011	USD	2,000	5.00%	3 Month LIBOR	7,231
UBS AG (1)	12/20/2011	USD	600	5.00%	3 Month LIBOR	2,209
Goldman Sachs (2)	12/20/2036	USD	800	5.00%	3 Month LIBOR	(8,910)
Morgan Stanley & Co. (2)	12/20/2036	USD	1,300	5.00%	3 Month LIBOR	(14,476)
Goldman Sachs (2)	12/20/2008	USD	2,000	5.00%	3 Month LIBOR	3,809
Barclays Capital (2)	6/15/2009	GBP	500	5.00%	6 Month LIBOR	(587)

						$58,895

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

The Fund entered into credit default swap agreements during the period ended October 31, 2006. Details of the credit default swap agreements outstanding as of October 31, 2006 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. (1)	12/20/2008	$200	0.26%	Allstate Corp., 6.125%, due 02/15/12	$(919)
UBS AG(1)	12/20/2008	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(939)
Bear Stearns International Ltd. (1)	7/25/2045	2,200	0.54%	Dow Jones CDX IG4 Index	(5,971)
Goldman Sachs (1)	7/25/2045	600	0.54%	Dow Jones CDX IG4 Index	(1,628)
Bank of America Securities LLC (1)	12/20/2008	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(168)
Citigroup (1)	12/20/2008	100	0.28%	Eaton Corp., 5.75%, due 07/15/12	(441)
Barclays Bank PLC (1)	12/20/2008	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(569)
Morgan Stanley & Co. (1)	12/20/2008	100	0.21%	Emerson Electric Co.,6.48%, due 10/15/12	(331)
Citigroup (1)	12/20/2008	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	(524)
Lehman Brothers (1)	12/20/2008	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,993)
Bear Stearns International Ltd. (1)	12/20/2008	100	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(609)
Lehman Brothers (1)	12/20/2008	100	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	(116)
Merrill Lynch & Co. (1)	12/20/2008	100	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(568)
Lehman Brothers (1)	12/20/2008	100	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(218)
Lehman Brothers (1)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,042)
Lehman Brothers (1)	12/20/2008	100	0.30%	Masco Corp., 5.875%, due 07/15/12	(331)
Duesche Bank (1)	9/20/2011	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	(33)
Lehman Brothers (1)	12/20/2008	100	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(913)
Morgan Stanley & Co. (1)	6/20/2016	300	0.39%	Omnicom 5.90%, due 04/15/16	209
Lehman Brothers (1)	6/20/2009	500	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(3,870)
Lehman Brothers (1)	12/20/2008	100	0.35%	RadioShack Corp., 7.375%, due 05/15/11	466
Morgan Stanley & Co. (1)	5/20/2016	1,200	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(8,164)
JPMorgan Chase Bank (1)	5/20/2016	300	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(2,159)
Morgan Stanley & Co. (1)	9/20/2010	300	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(14,015)
Merrill Lynch & Co. (2)	3/20/2007	400	0.61%	Russian Federation, 2.25%, due 03/31/30	920
Citigroup (1)	12/20/2008	300	0.14%	Wal-mart Stores, Inc., 6.875%, due 08/10/09	(723)
Barclays Bank PLC (1)	12/20/2008	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,344)
Bear Stearns International Ltd. (1)	6/20/2016	200	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	(201)
Lehman Brothers (1)	12/20/2008	100	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(421)
Barclays Bank PLC (1)	3/20/2012	100	0.21%	XL Capital , Ltd., 6.50%, due 01/15/12	(25)

					$(46,640)

(1)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds (fka Strategic Partners Asset Allocation Funds)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2006

*	Print the name and title of each signing officer under his or her signature.